                                                Registration No. 333-74582
                                                File No. 811-10589

                                UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No. ___                                    [   ]

      Post-Effective Amendment No. 8                                       [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. 8                                                      [X]

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                         OPPENHEIMER REAL ESTATE FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street
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                        New York, New York 10281-1008
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]   Immediately upon filing pursuant to paragraph (b)
[   ]   On _______________ pursuant to paragraph (b)
[   ]   60 days after filing pursuant to paragraph (a)(1)
[X]     On August 26, 2005 pursuant to paragraph (a)(1)
[   ]   75 days after filing pursuant to paragraph (a)(2)
[   ]   On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

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Oppenheimer
Real Estate Fund

Prospectus dated August ___, 2005       Oppenheimer Real Estate Fund is a
                                        mutual fund that seeks total return
                                        through investment in real estate
                                        securities. It emphasizes investments
                                        in common stocks and other equity
                                        securities issued by real estate
                                        companies, such as "real estate
                                        investment trusts" ("REITs").

                                           This Prospectus contains important
                                        information about the Fund's
                                        objective, its investment policies,
                                        strategies and risks. It also contains
                                        important information about how to buy
                                        and sell shares of the Fund and other
                                        account features. Please read this
                                        Prospectus carefully before you invest
                                        and keep it for future reference about
                                        your account.
As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

                                                       (OppenheimerFunds logo)

CONTENTS

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                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

ABOUT THE FUND

THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
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What is "Total Return"? Total return is the change in the value of your investment in the Fund over time, from any capital appreciation and the reinvestment of dividends and distributions the Fund pays.
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The Fund seeks total return through investment in real estate securities.

WHAT DOES THE FUND MAINLY INVEST IN?
What is "Total Return?" Total return is the change in the value of your investment in the Fund over time, from any capital appreciation and the reinvestment of dividends and distributions the Fund pays.

What is "Total Return?" Total return is the change in the value of your investment in the Fund over time, from any capital appreciation and the reinvestment of dividends and distributions the Fund pays.

The Fund has adopted a policy to invest, under normal circumstances, at least
80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity securities issued by real estate companies, such as "real estate investment trusts" ("REITs") and
"real estate operating companies" ("REOCs"). This is a non-fundamental policy which the Fund's Board of Trustees may change upon 60 days' notice to shareholders.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The
Fund's Investment Manager, OppenheimerFunds, Inc. (the "Manager"), has
retained Cornerstone Real Estate Advisers LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio manager is employed by the Sub-Advisor. The portfolio manager employs both a top-down and bottom-up method in selecting securities for the
Fund. The portfolio manager's top-down approach is distinguished in that he has extensive access to in-house real estate experts. The portfolio manager sets the portfolio strategy with the benefit of insight from these experts who can provide field observations regarding local, regional and national real estate trends and fundamentals.

      The top-down process is further aided by the Sub-Advisor's comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. Proprietary models are maintained that allow the portfolio manager to analyze markets at various levels including Standard Industrial Classification code, Zip code, and Metropolitan Statistical Area, resulting in some of the most comprehensive databases in the industry today. Specifically, portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:

o     Projected growth in supply and demand factors specifically related to the commercial property markets.
o     Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
o     Projected growth in new commercial space by tracking construction in process and building permit activity.
o     Anticipated growth in supply and demand factors impacting residential real estate.
o     Current affordability of the single-family residential real estate market.
o     Expected growth in supply and demand for hotels.
o     Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
o     Projected growth in Gross Domestic Product and airline travel.

      The portfolio manager's bottom-up analysis uses traditional equity analysis and includes an assessment of the property portfolio, current business strategy, capital structure and management track record.
Specifically, companies are sought that have the following characteristics:

o     Capacity for predictable and sustainable growth in revenue and earnings per share.
o     Dominant owner/operators in their property types and geographic markets, respectively.
o     Property holdings poised for potentially higher growth due to location in markets where land suitable for development is scarce, or due to management's strategic positioning.
o     Strong capital structure and access to capital that may help to effect its long-term business strategy.
o     Experienced senior management with a strong track record and a wide spectrum of industry specific skills.

o     Attractive valuation relative to other companies in our investment universe and to historical valuation in the real estate market.

      The Fund does not invest only in  securities  of issuers in a particular market  capitalization  range, and at times the Sub-Advisor might increase the relative  emphasis of  securities  of issuers in a  particular  capitalization range if the Sub-Advisor  believes they offer greater  opportunities for total return.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for those investors seeking to diversify their investments by adding real estate securities to their portfolio, who are seeking a fund that may perform differently than a general stock or bond fund, the potential for high current income, and the potential for long-term growth of capital. Because the Fund's income level will fluctuate, the Fund is not designed for investors needing an assured level of income. Because of the Fund's focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All  investments  have some degree of risk.  The Fund  expects to invest primarily in common stocks and other equity  securities  issued by real estate companies.  The main risk is that the value of the stocks the Fund holds might decline as a result of the performance of individual  stocks, a decline in the stock  market in general or a general  decline in real estate  markets.  Other risks  include:  extended  vacancies  of  properties,  increased  competition, increases in property  taxes and operating  expenses,  changes in zoning laws, losses due to costs  resulting  from the clean-up of  environmental  problems, liability to third parties for damages resulting from environmental  problems,
casualty  or   condemnation   losses,   limitations   on  rents,   changes  in
neighborhood  values and the appeal of properties  to tenants,  and changes in interest rates.

STOCK MARKET RISK. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the
Fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your
Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

REAL ESTATE MARKETS AND REIT RISK. Additionally, since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or State taxation policies affecting REITs, and poor management. The REIT investment universe, which is approximated by the
National Association of Real Estate Investment Trusts ("NAREIT") Index, is
comprised of roughly 192 companies ranging in market capitalization from $5.4 million to $14.6 billion (as of __________, 2005), with an aggregate market capitalization from approximately $296.7 billion.

SMALL COMPANIES. Roughly 7.8% of the REITs currently outstanding have a market capitalization of $100 million or less. Small REIT company shares therefore can be more volatile than, and perform differently from, larger company stocks. There may be less trading volume in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a small company's stock price than is the case for a larger company. As a result, to the extent the Fund invests in securities of these issuers, they have greater risks. It is unlikely that the Fund would invest a substantial portion of its assets in this subsection of the REIT investment universe due to the small market capitalization.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its objective.

      In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund expects to hold more concentrated positions than other equity mutual funds. In the
OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in investment grade debt securities, but may be less volatile than the average stock fund.

Portfolio  Turnover.  A change  in the  securities  held by the Fund is known as
"portfolio  turnover." The Fund may engage in active and frequent trading to try to achieve its  objective  and may have a high  portfolio  turnover rate of over
100%  annually.  If the Fund realizes  capital gains when it sells its portfolio investments,  it  must  generally  pay  those  gains  out to  the  shareholders, increasing their taxable  distributions.  The Financial  Highlights table at the end of this prospectus shows the Fund's portfolio  turnover rate during the past
fiscal  year.   Increased   portfolio  turnover  creates  higher  brokerage  and
transaction costs for the Fund (and may reduce performance).

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See  appendix to  prospectus  for data in bar chart  showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period  from  1/1/05  through  3/31/05,  the  cumulative  return  (not annualized) before taxes for Class A shares was -7.96%.
During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 18.80% (4Qtr04) and the lowest return
(not annualized) before taxes for a calendar quarter was -6.46% (2Qtr04).

Average Annual Total Returns                      1 Year          5 Years
                                                                (or life of

for the periods ended December 31, 2004                       class, if less)

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Class A Shares (inception 03/04/02)
  Return Before Taxes

  Return After Taxes on Distributions             28.46%          23.48%
  Return After Taxes on Distributions and         27.05%          22.15%
  Sale of Fund Shares                             18.53%          19.56%

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NAREIT Equity REIT Index(1)                       31.58%          23.80%
Class B Shares (inception 10/01/03)               30.28%          32.93%

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Class C shares (inception 10/01/03)               34.26%          36.01%

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Class N shares (inception 10/01/03)               34.99%          35.82%

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Class Y Shares (inception 10/01/03)               36.72%          37.33%
1.    From 02/28/02.

    The Fund's average annual total returns include applicable sales charges:
    for Class A, the current maximum initial sales charge of 5.75%; for Class
    B, the contingent deferred sales charge of 5% (1-year) and 4% (life of class); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the NAREIT Equity REIT Index. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended April 30, 2005.

Shareholder Fees (charges paid directly from your investment):

                                             Class   Class
                                    Class A  B       C       Class N  Class Y

                                     Shares  Shares  Shares   Shares   Shares
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Maximum Sales Charge (Load) on       5.75%    None    None     None     None
Purchases (as % of offering price)
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Maximum Deferred Sales Charge
(Load) (as % of the lower of the
original offering price or          None(1)   5%(2)   1%(3)   1%(4)     None
redemption proceeds)

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                             Class                     Class
                                    Class A  B       Class C  Class N  Y

                                     Shares  Shares   Shares   Shares  Shares
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Management Fees                      1.00%    1.00%   1.00%    1.00%    1.00%
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Distribution     and/or     Service  0.25%    1.00%   1.00%    0.50%     N/A
(12b-1) Fees
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Other Expenses                       0.28%    0.66%   0.57%    0.61%    0.14%

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Total Annual Operating Expenses      1.53%    2.66%   2.57%    2.11%    1.14%

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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

The Manager has voluntarily agreed to waive its management fees and/or reimburse expenses such that total annual operating expenses do not exceed
1.50% of average daily net assets for Class A, 2.25% of average daily net assets for Class B and Class C, 1.75% of average daily net assets for Class N and 1.25% of average daily net assets for Class Y. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.

After the transfer agent waiver and voluntary reimbursement of expenses as described above, the actual "Total Annual Operating Expenses" were 1.50% for
Class A, 2.25% for Class B, 2.25% for Class C, 1.75% for Class N. Class Y was
the same as shown above.

1.  A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated thereafter.

3. Applies to shares redeemed within 12 months of purchase.

4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Examples. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses (without expense waivers/reimbursements)
remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 If shares are redeemed:        1 Year      3 Years    5 Years    10 Years
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 Class A Shares                  $723        $1,034     $1,367     $2,307

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 Class B Shares                  $773        $1,137     $1,629   $2,494(1)

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 Class C Shares                  $363         $810      $1,383     $2,942

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 Class N Shares                  $316         $668      $1,146     $2,467

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 Class Y Shares                  $117         $364       $631      $1,394

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 If shares are not redeemed:    1 Year      3 Years    5 Years    10 Years
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 Class A Shares                  $723        $1,034     $1,367     $2,307

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 Class B Shares                  $273         $837      $1,429   $2,494(1)

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 Class C Shares                  $263         $810      $1,383     $2,942

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 Class N Shares                  $216         $668      $1,146     $2,467

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 Class Y Shares                  $117         $364       $631      $1,394

  In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.

1.    Class B expenses for years 7 through 10 are based on Class A expenses because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based upon the Sub-Advisor's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this prospectus. The Sub-Advisor tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques.

      The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings), in common stocks and other equity securities issued by real estate companies, such as "real estate investment trusts" ("REITs") and "real estate operating companies" ("REOCs"). The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

REAL ESTATE COMPANIES. For purposes of the Fund's investment policies, a real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or has at least 50% of its assets in such real estate. Under normal circumstances, the Fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common stocks (including
REIT shares), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the Sub-Advisor's view, a significant element of the securities' value, and preferred stocks.

REAL ESTATE INVESTMENT TRUSTS ("REITs"). The Fund may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related to loans or interests. A
REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. As a result,
REITs tend to pay relatively higher dividends than other types of companies.
Types of REITs. REITs can generally be classified as Equity REITs, Mortgage

      REITs or Hybrid REITs. The Fund invests primarily in Equity REITs.
Equity REITs. The Fund's investment portfolio includes shares of Equity

      REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by investing in and selling properties that have appreciated in value.

Mortgage  REITs and Hybrid  REITs.  Mortgage  REITs invest the majority of their assets in real estate  mortgages and derive their income primarily from interest payments.  Hybrid  REITs  combine the  characteristics  of both Equity REITs and
Mortgage REITs.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objective, the Fund can also use the investment techniques and strategies described below. The following investment strategies are not considered principal investment strategies, and the Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy other equity securities, such as preferred stocks, warrants and securities convertible into common stocks (which may be subject to credit risks and interest rate risks, as described in the Statement of Additional Information). The Sub-Advisor considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the Sub-Advisor's investment decision than in the case of other debt securities.

What is a "Convertible" Security?

A convertible security is one that can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula.

Convertible Securities. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted,  exchanged or redeemed. Because of the conversion feature, the price of a convertible security will normally vary in some  proportion to changes in the price of the underlying common stock. In general, convertible securities:

o     have higher yields than common stocks but lower yields than comparable non-convertible securities,
o     may be subject to less fluctuation in value than the underlying stock because of their income, and
o     provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as "equity substitutes").

In selecting  securities  for the Fund's  portfolio and  evaluating  their yield potential and credit risk,  the  Sub-Advisor  does not rely solely on ratings by rating  organizations  but evaluates  business and economic factors affecting an
issuer  as  well.   The  debt   securities   the  Fund  buys  may  be  rated  by
nationally-recognized  rating  organizations  such as Moody's Investors Service,
Inc. or Standard & Poor's Rating Service,  or they may be unrated securities assigned an  equivalent  rating by the  Manager.  Credit  ratings  evaluate  the expectation of scheduled  payments of interest and principal,  not market risks.
Rating  agencies  might not always change their credit ratings of an issuer in a timely  manner to reflect  the events that could  affect an issuer's  ability to make timely payments on its obligations.

      The Fund can invest in debt securities that are investment grade or below investment grade in credit quality. "Investment-grade" rated securities are those in the four highest rating categories of national ratings organizations. The ratings definitions of the principal ratings organizations are included in Appendix A to the Statement of Additional
      Information.

Convertible Preferred Stock. Unlike common stock,  preferred stock typically has a stated  dividend  rate.  When  prevailing  interest  rates rise,  the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred  stock  generally is  subordinate to the rights of the company's debt  securities.  Preferred stock  dividends may be cumulative  (they remain a liability of the company until paid) or non-cumulative.

Some convertible  preferred stock with a mandatory  conversion feature has a set call price to buy the underlying  common stock.  If the underlying  common stock price is less than the call price, the holder will pay more for the common stock than its market  price.  The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital appreciation on the investment.

Foreign  Investing.  The  Fund  can buy  securities  in any  country,  including developed  countries  and emerging  markets.  The Fund does not expect to invest substantial  amounts of its assets in foreign stocks.  The Fund has no limits on the amount of its assets  that can be invested  in foreign  securities,  but has adopted an operating  policy limiting its  investments in foreign  securities to
10% of its total assets.  Shareholders will be notified if this operating policy should change.

      The foreign securities the Fund can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have more than 50% of their operations or assets abroad, or derive more than 50% of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. The Fund considers securities of foreign issuers that are represented in the U.S. securities markets by
      American Depository Receipts ("ADRs") or similar depository arrangements not to be "foreign securities" for purposes of its investment allocations.

Special Risks of Foreign  Investing.  While foreign  securities  offer special investment  opportunities,  there  are also  special  risks,  such as the effects  of a change  in value of a  foreign  currency  against  the U.S.
     dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that
      U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage"
       attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock Exchange (the
       "Exchange") that day, when the Fund's net asset value is calculated.
       If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

o     Special Risks of Emerging and Developing Markets. While the Fund
      currently focuses on investing in developed markets such as the U.S., it can also invest in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
      Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of sale of a security on a timely basis. These investments may be very speculative.

      These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Economics of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Sub-Advisor monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments.  The Fund can invest in a number of different kinds of
      "derivative"  investments to seek  increased  returns or to try to hedge investment  risks.  In general  terms,  a  derivative  instrument  is an investment  contract  whose  value  depends on (or is derived  from) the
      value  of  an  underlying  asset,   interest  rate  or  index.  Options,
      futures,  forwards,  interest  rate  swaps,  structured  notes and other hedging  instruments  the  Fund  might  use  may  be  considered  to  be derivative  investments.  Derivatives may increase the volatility of the
      Fund's share price or cause investment losses.

      If the issuer of the  derivative  does not pay the amount due,  the Fund can lose money on the  investment.  Also,  the  underlying  security  or investment on which the derivative is based, and the derivative  itself, might not perform the way the  Manager  expected it to perform.  If that happens,  the Fund's share  prices  could  decline or the Fund could get less  income  than  expected.  The  Fund has  limits  on the  amount  of
      particular   types  of   derivatives   it  can  hold.   However,   using
      derivatives  can cause the Fund to lose money on its  investment  and/or increase the volatility of its share prices.

Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments." Underlying investments for these hedging instruments include securities, securities indices and currencies. The Fund does not currently use hedging to a significant degree. It has percentage limits on its use of hedging instruments and is not required to use them in seeking its objective. Some of these strategies would hedge the
      Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the
      Fund's exposure to the securities market.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of total return.

Loans of Portfolio Securities. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed to be in sound financial condition and when, in the Manager's judgment, the income earned would justify the risks. The value of the securities loaned may not exceed 25% of the value of the Fund's total assets.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The
Fund also discloses portfolio holdings in its Statements of Investments on
Form N-Q, which are filed with the Securities and Exchange Commission (the
"SEC") no later than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are publicly available at the
SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager handles the Fund's day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's
Board of Trustees, under an investment advisory agreement that states the
Manager's responsibilities. The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment  advisor since 1960.  The Manager and its subsidiaries and controlled  affiliates  managed more than $170 billion in assets as of March 31,  2005, including other Oppenheimer funds with more than
7 million  shareholder  accounts.  The Manager and  Sub-Advisor are located at
Two World  Financial  Center,  225 Liberty Street,  11th Floor,  New York, New
York 10281-1008.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate of 1.00% of average daily net assets of the Fund. The Manager has agreed to waive its management fees and/or reimburse expenses such that total annual operating expenses for
      Class A shares do not exceed 1.50% of average daily net assets. As of
      July 28, 2003, management fees are waived and/or expenses are reimbursed such that total annual operating expenses for Class B and
      Class C shares will each not exceed 2.25% of average daily net assets,
      Class N shares will not exceed 1.75% of average daily net assets, and
      Class Y shares will not exceed 1.25% of average daily net assets. These undertakings are voluntary and may be amended or withdrawn at any time.
      The Fund's management fee for its fiscal year ended April 30, 2005 was
      1.00% of average annual net assets for each class of shares.

The Sub-Advisor. The Manager has retained the Sub-Advisor, Cornerstone Real
      Estate Advisers LLC, to provide day-to-day portfolio management for the
      Fund. The Sub-Advisor has operated as an investment advisor since 1994.
      As of ________, the Sub-Advisor managed over $__ billion of equity real estate assets and $___ million of real estate securities. The
      Sub-Advisor is an indirect, wholly-owned subsidiary of Massachusetts
      Mutual Life Insurance Company ("MassMutual") of Springfield MA, the
      parent company of the Manager, and is located at One Financial Plaza,
      Suite 1700, Hartford, CT 06103-2604. The Manager, not the Fund, pays the Sub-Advisor an annual fee under the Sub-Advisory Agreement between the Manager and the Sub-Advisor.

Portfolio Manager. The Fund's portfolio is managed by Scott Westphal who is employed by Cornerstone Real Estate Advisers LLC. (the Fund's
      "Sub-Advisor" and a member of the MassMutual Financial Group) Mr.
      Westphal is primarily responsible for the day-to-day management of the
      Fund's investments. He is a Chartered Financial Analyst and Certified
      Public Accountant, and has been a portfolio manager of the Fund since
      March 2002. Mr. Westphal is the Managing Director of the Sub-Advisor's
      Real Estate Securities Investment Management unit and is responsible for the creation and management of real estate securities portfolios for the Sub-Advisor's institutional clients. Prior to joining the
      Sub-Advisor in 1999, Mr. Westphal served as Executive Vice President and Portfolio Manager for JLW Capital Management from March 1998 through July 1999. Mr. Westphal served as Senior Vice President for
      Cohen & Steers Capital Management from May 1994 through March 1998.

      The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

Pending Litigation. A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer Agent, as well as 51 of the Oppenheimer funds
      (collectively the "funds") including the Fund, 31 present and former
      Directors or Trustees and 9 present and former officers of certain of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the
      Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the
      Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys'
      fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the
      Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, the
      Distributor will act as your agent in buying the shares. Class B, Class
      C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the
      Fund is appropriate for you.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
   If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
   By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.
Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The  Board  has  adopted  valuation  procedures  for  the  Fund  and has delegated the day-to-day  responsibility  for fair value  determinations to the Manager's Valuation  Committee.  Fair value determinations by the
      Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.
      In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.
The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 p.m.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

      o     Investing  for the Longer  Term.  If you are  investing  less than
      $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need  access to your  money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares , such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

                          Front-End Sales   Front-End Sales
                          Charge As a       Charge As a        Concession As a
                          Percentage of    Percentage of Net   Percentage of
                          Offering Price    Amount Invested    Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million

Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.
Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class
      B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of Oppenheimer Money
      Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts
      (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

      To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The
      Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a
      Letter. Your Class A shares of Oppenheimer Money Market Fund or
      Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to also apply the Right of Accumulation to these purchases.

      If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's
      Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this
      Prospectus and in the Statement of Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege. Within six months of a redemption of certain
      Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund without sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer
      Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
      offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the
      Distributor). These are described in greater detail in Appendix C to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or through the OppenheimerFunds website, at
      www.oppenheimerfunds.com (follow the hyperlinks: "Access Accounts and
      Services" - "Forms & Literature" - "Order Literature" - "Statements of
      Additional Information"). A description of these waivers and special sales charge arrangements is also available for viewing on the
      OppenheimerFunds website (follow the hyperlinks: "Research Funds" -
      "Fund Documents" - "View a description . . ."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the
      Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.
o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by (2) retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers, financial advisors, insurance companies or record-keepers that have entered into a special agreement with the
      Distributor for this purpose. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of
      Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions described in "Retirement
      Plans" in the Statement of Additional Information. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts"). However, those
      Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
      (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which Purchase Order was Accepted       (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None

In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      Institutional investors that buy Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper
      Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.
Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.
Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 p.m., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or

o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.

   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

      In some cases, sales charges may be imposed on exchange transactions.
In general, a contingent deferred sales charge (CDSC) is not imposed on exchanges of shares that are subject to a CDSC. However, if you exchange shares that are subject to a CDSC, the CDSC holding period will be carried over to the acquired shares, and the CDSC may be imposed if those shares are redeemed before the end of the CDSC holding period.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.
Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.
Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.
Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?
Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
      The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
      Fund's brokerage or administrative expenses might be increased.

      Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the Exchange that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the Exchange will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is made or the fund to which the exchange is made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.
o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.
o     Exchanges of Client Accounts by Financial Advisers. The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.
o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus.
o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.
o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
      may send a written warning to direct shareholders who the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.
o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

      While the Fund, the Distributor, the Manager and the Transfer Agent
      encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer
      Agent might not be able to apply this policy to accounts such as (a)
      accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

      However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the
      Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the
      Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity.
o     30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.
o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.
o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.
o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the
      30-day limit. However, investment programs by other Oppenheimer
      "funds-of-funds" that entail rebalancing of investments in underlying
      Oppenheimer funds will not be subject to these limits.
Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares  from  net  investment  income  on  a  quarterly  basis  and  pay  them quarterly.  Dividends  and  distributions  paid to Class A and  Class Y shares will  generally  be higher  than  dividends  for Class B,  Class C and Class N shares,  which normally have higher  expenses than Class A and Class Y shares.
The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ______________ the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

INFORMATION AND SERVICES

For More Information on Oppenheimer Real Estate Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
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On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com

------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-10589       The Fund's shares are distributed by:
PR0590.001.0605                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

Appendix to Prospectus of
Oppenheimer Real Estate Fund

      Graphic Material included in the Prospectus of Oppenheimer Real Estate
Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Real
Estate Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for its most recent calendar year, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer Real Estate Fund
Ended                               Class A Shares
-----                               --------------

12/31/03                            39.73%
12/31/04                            36.30%

Oppenheimer Real Estate Fund

6803 S. Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated August ___, 2005

This Statement of Additional  Information  is not a Prospectus.  This document contains additional information about the Fund and supplements  information in the  Prospectus  dated  August ___,  2005. It should be read together with the
Prospectus.  You can obtain the  Prospectus by writing to the Fund's  Transfer
Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver,  Colorado 80217,
or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                          Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks........
    The Fund's Investment Policies...........................................
    Other Investment Techniques and Strategies...............................
    Other Investment Restrictions............................................
    Disclosure of Portfolio Holdings.........................................
How the Fund is Managed......................................................
    Organization and History.................................................
    Board of Trustees and Audit Committee....................................
    Trustees and Officers of the Fund........................................
    The Manager..............................................................

Brokerage Policies of the Fund...............................................
Distribution and Service Plans...............................................
Performance of the Fund......................................................

About Your Account
How To Buy Shares............................................................
How To Sell Shares...........................................................
How To Exchange Shares.......................................................
Dividends, Capital Gains and Taxes...........................................
Additional Information About the Fund........................................

Financial Information About the Fund

Independent Registered Public Accounting Firm s' Report......................
Financial Statements.........................................................

 ABOUT THE FUND

 Additional Information About the Fund's Investment Policies and Risks

       The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the  Prospectus.  This  Statement of
 Additional   Information  contains  supplemental   information  about  those
 policies  and risks and the types of  securities  that the Fund's  portfolio manager can select for the Fund.  Additional  information  is also  provided about the strategies that the Fund may use to try to achieve its objective.

 The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques  and strategies  that the Fund's  portfolio  manager,  who is employed by Cornerstone  Real Estate  Advisers LLC (the  "Sub-Advisor")  may
 use in selecting  portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques  and strategies  described below at all times in seeking its objective.  It may use some of the special investment  techniques  and  strategies  at some  times  or not at all.  The following investment policies are principal investment policies.

       |X| Real Estate  Investment  Trusts.  REITs are  sometimes  informally characterized  as EQUITY REITs,  MORTGAGE REITs and HYBRID REITs.  An EQUITY
 REIT invests  primarily in the fee ownership or leasehold  ownership of land and  buildings  and derives its income  primarily  from  rental  income.  An
 EQUITY  REIT may also  realize  capital  gains (or  losses) by selling  real estate  properties in its portfolio that have  appreciated (or  depreciated)
 in value.  A MORTGAGE  REIT  invests  primarily in mortgages on real estate, which may secure  construction,  development or long-term  loans. A MORTGAGE
 REIT generally  derives its income  primarily from interest  payments on the credit it has  extended.  A HYBRID  REIT  combines  the  characteristics  of
 EQUITY  REITs and  MORTGAGE  REITs,  generally  by  holding  both  ownership interests  and  mortgage  interests  in  real  estate.  It  is  anticipated, although not  required,  that under normal  circumstances  a majority of the
 Fund's investments in REITs will consist of EQUITY REITs.

       |X| Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year.
 For  example,  if a fund sold all of its  securities  during  the year,  its portfolio  turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate  from year to year,  although the Fund might have a high portfolio  turnover  rate of more than 100%  annually.  Increased  portfolio turnover creates higher brokerage and transaction  costs for the Fund, which could  reduce its overall  performance.  Additionally,  the  realization  of capital gains from selling portfolio  securities may result in distributions of taxable  long-term  capital  gains to  shareholders,  since the Fund will normally  distribute  all of its capital gains  realized each year, to avoid excise taxes under the Internal Revenue Code. The Fund's portfolio  turnover for the fiscal year ended April 30, 2005 was 92%.

 Other Investment  Techniques and Strategies.  In seeking its objective,  the
 Fund may from time to time  employ the types of  investment  strategies  and investments  described  below.  It is  not  required  to use  all  of  these strategies  at all  times,  and at times  may not use  them.  The  following investments and strategies are not principal investment policies.

       Convertible  Securities.  The  value of a  convertible  security  is a function  of its  "investment  value"  and its  "conversion  value."  If the investment  value  exceeds the  conversion  value,  the security will behave more like a debt  security  and the  security's  price will likely  increase when  interest  rates fall and decrease  when  interest  rates rise.  If the conversion  value  exceeds the  investment  value,  the security will behave more  like an  equity  security.  In that  case,  it will  likely  sell at a premium  over its  conversion  value  and its price  will tend to  fluctuate directly with the price of the underlying security.  Convertible  securities are subject to credit risks and interest rate risk as discussed below.

       While some  convertible  securities  are a form of debt  security,  in many  cases  their  conversion  feature  (allowing  conversion  into  equity securities)  causes them to be regarded by the  Sub-Advisor  more as "equity equivalents."  As a result,  the credit rating  assigned to the security has less impact on the  Sub-Advisor's  investment  decision  than in the case of non-convertible fixed income securities.

       To  determine  whether  convertible  securities  should be regarded as
 "equity equivalents," the Sub-Advisor examines the following factors:
 (1)   whether, at the option of the investor,  the convertible  security can be  exchanged  for a fixed  number of shares of common stock of the issuer,
 (2)   whether the issuer of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock  on a fully  diluted  basis
          (considering   the  effect  of   conversion   of  the   convertible
          securities), and
 (3)   the  extent  to which  the  convertible  security  may be a  defensive
          "equity  substitute,"  providing the ability to  participate in any appreciation in the price of the issuer's common stock.

       Rights  and  Warrants.  The Fund  may  invest  up to 10% of its  total assets in  warrants  or rights.  That limit does not apply to  warrants  and rights  the Fund has  acquired  as part of units of  securities  or that are attached to other  securities  that the Fund buys.  The Fund does not expect that its  investments  in  warrants  and  rights  will  exceed 5% of its net assets.

       Warrants  basically  are  options to  purchase  equity  securities  at specific  prices  valid for a specific  period of time.  Their prices do not necessarily  move  parallel  to the  prices  of the  underlying  securities.
 Rights are similar to warrants,  but normally have a short  duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

       Credit Risk.  Credit risk relates to the ability of the issuer to meet interest  or  principal  payments  or both as they  become  due. In general, lower-grade,  higher-yield  bonds are  subject  to credit  risk to a greater extent than lower-yield, higher-quality bonds.

       The  Sub-Advisor  does not  intend to invest in  investment  grade and non-investment  grade bonds at this time,  but if it does,  it will invest a very  small  portion  of the  Fund's  total  assets  in these  types of debt investments.  The Fund's debt investments can include  investment-grade  and
 non-investment-grade   bonds   (commonly   referred  to  as  "junk  bonds").
 Investment-grade  bonds are bonds rated at least "Baa" by Moody's  Investors
 Service,  Inc.,  at least  "BBB" by  Standard & Poor's  Ratings  Services or
 Fitch,  Inc., or have comparable  ratings by another  nationally  recognized statistical rating organization.

       In making investments in debt securities,  the Sub-Advisor may rely to some  extent on the ratings of ratings  organizations  or it may use its own research to evaluate a security's credit  worthiness.  If the securities are unrated,  to be considered part of the Fund's  holdings of  investment-grade securities,  they  must be  judged by the  Sub-Advisor  to be of  comparable quality to bonds rated as investment grade by a rating organization.

       Special  Risks  of   Lower-Grade   Securities.   Because   lower-grade
 securities  tend to offer higher  yields than  investment-grade  securities, the Fund may invest in  lower-grade  securities  if the Manager is trying to achieve greater income.  In some cases,  the  appreciation  possibilities of lower-grade  securities  may be a reason  they are  selected  for the Fund's portfolio.

       "Lower-grade"  debt  securities  are  those  rated  below  "investment grade"  which means they have a rating  lower than "Baa" by Moody's or lower than  "BBB" by  Standard  &  Poor's  or  similar  ratings  by  other  rating organizations.  The Fund can invest in securities rated as low as "C" or "D"
 or which are in default at the time the Fund buys them.

       Some  of the  special  credit  risks  of  lower-grade  securities  are discussed below.  There is a greater risk that the issuer may default on its obligation  to pay  interest  or to  repay  principal  than  in the  case of investment-grade  securities. The issuer's low creditworthiness may increase the  potential  for its  insolvency.  An  overall  decline  in values in the high-yield  bond  market  is also more  likely  during a period of a general economic  downturn.  An economic  downturn or an increase in interest  rates could severely disrupt the market for high-yield bonds,  adversely affecting the  values of  outstanding  bonds as well as the  ability of issuers to pay interest or repay principal.  In the case of foreign high-yield bonds, these risks are in addition to the special  risks of foreign  investing  discussed in the Prospectus and in this Statement of Additional Information.

       To  the  extent  they  can  be  converted   into  stock,   convertible
 securities  may be less subject to some of these risks than  non-convertible high-yield  bonds,  since stock may be more liquid and less affected by some of these risk factors.

       While  securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch,  Inc.  are  investment-grade  and are not  regarded as junk bonds, those  securities may be subject to special risks, and have some speculative characteristics.  The debt  security  ratings  definitions  of the principal rating  definitions  are  included  in  Appendix  A  to  this  Statement  of
 Additional Information.

       Interest Rate Risk.  Interest rate risk refers to the  fluctuations in value of  fixed-income  securities  resulting from the inverse  relationship between price and yield. For example,  an increase in general interest rates will  tend  to  reduce  the  market  value  of  already-issued  fixed-income investments  and a decline in general  interest  rates will tend to increase their value.  In addition,  debt securities  with longer  maturities,  which tend to have higher yields, are subject to potentially greater  fluctuations in value  from  changes in  interest  rates than  obligations  with  shorter maturities.

       Fluctuations in the market value of fixed-income  securities after the
 Fund buys them will not affect  the  interest  payable on those  securities, nor the cash income from them.  However,  those price  fluctuations  will be reflected in the valuations of the securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

       |X| Foreign  Securities.  The Fund can purchase  securities  issued by
 foreign  real  estate  companies.   "Foreign   securities"   include  equity
 securities  of companies  organized  under the laws of countries  other than the United States. They may be traded on foreign securities  exchanges or in the foreign over-the-counter markets.

       Securities  of  foreign  issuers  that  are  represented  by  American
 Depository Receipts are not considered "foreign  securities" for the purpose of the Fund's investment  allocations.  That is because they are not subject to many of the  special  considerations  and risks,  discussed  below,  that apply to foreign securities traded and held abroad.

       Sponsored  ADRs are receipts  typically  issued by an American bank or trust  company  that show  evidence  of  underlying  securities  issued by a foreign corporation.  The issuers of unsponsored Depository Receipts are not obligated  to  disclose  material  information  in the  United  States,  and therefore, there may be less information available regarding such issuers.

       Investing  in  foreign   securities  offers  potential   benefits  not
 available  from  investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest in foreign  issuers that appear to offer growth  potential,  or  in  foreign  countries  with  economic  policies  or business cycles different from those of the U.S., or to reduce  fluctuations in portfolio value by taking  advantage of foreign stock markets that do not move in a manner  parallel  to U.S.  markets.  The Fund  will  hold  foreign currency only in connection with the purchase or sale of foreign securities.

 o     Risks of Foreign  Investing.  Investments  in foreign  securities  may
 offer  special   opportunities   for  investing  but  also  present  special
 additional   risks  and   considerations   not  typically   associated  with
 investments in domestic securities. Some of these additional risks are:
 o     reduction of income by foreign taxes;
 o     fluctuation  in  value  of  foreign  investments  due  to  changes  in currency  rates or currency  control  regulations  (for example, currency blockage);
 o     transaction charges for currency exchange;
 o     lack of public information about foreign issuers;
 o     lack  of  uniform   accounting,   auditing  and  financial   reporting
             standards in foreign  countries  comparable to those  applicable to domestic issuers;
 o     less volume on foreign exchanges than on U.S. exchanges;
 o     greater  volatility and less liquidity on foreign  markets than in the
             U.S.;
 o     less governmental  regulation of foreign issuers,  stock exchanges and brokers than in the U.S.;
 o     greater difficulties in commencing lawsuits;
 o     higher brokerage commission rates than in the U.S.;
 o     increased  risks of delays in settlement of portfolio  transactions or loss of certificates for portfolio securities;
 o     foreign withholding taxes;
 o     possibilities  in  some  countries  of   expropriation,   confiscatory
             taxation, political,  financial or social instability or adverse diplomatic developments; and
 o     unfavorable   differences   between  the  U.S.   economy  and  foreign
             economies.

       In  the  past,  U.S.  government  policies  have  discouraged  certain
 investments   abroad  by  U.S.   investors,   through   taxation   or  other
 restrictions,   and  it  is  possible  that  such   restrictions   could  be
 re-imposed.

       |X| Passive   Foreign   Investment   Companies.   Some  securities  of
 corporations  domiciled  outside the U.S., which the Fund may purchase,  may be considered passive foreign investment  companies ("PFICs") under U.S. tax laws. PFICs are those foreign  corporations which generate primarily passive income.  They tend to be  growth  companies  or  "start-up"  companies.  For federal tax purposes,  a corporation  is deemed a PFIC if 75% or more of the foreign  corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that  produce or are held to produce passive  income.  Passive  income is  further  defined  as any  income to be considered  foreign  personal  holding  company  income within the subpart F provisions defined by IRCss.954.

       Investing in PFICs  involves the risks  associated  with  investing in foreign  securities,  as described above.  There are also the risks that the
 Fund may not realize that a foreign  corporation it invests in is a PFIC for federal  tax  purposes.  Federal tax laws impose  severe tax  penalties  for failure to properly report investment income from PFICs.  Following industry standards,  the Fund makes every  effort to ensure  compliance  with federal tax reporting of these investments.  PFICs are considered foreign securities
 for  the  purposes  of  the  Fund's  minimum   percentage   requirements  or
 limitations of investing in foreign securities.

       Subject to the limits under the  Investment  Company Act, the Fund may also  invest in foreign  mutual  funds which are also  deemed  PFICs  (since nearly  all of the income of a mutual  fund is  generally  passive  income).
 Investing  in these types of PFICs may allow  exposure to various  countries because some  foreign  countries  limit,  or  prohibit,  all direct  foreign investment in the securities of companies domiciled therein.

       In addition to bearing their  proportionate share of a fund's expenses
 (management fees and operating expenses),  shareholders will also indirectly bear similar  expenses of such  entities.  Additional  risks of investing in other  investment  companies are described below under  "Investment in Other
 Investment Companies."

 o     Special Risks of Emerging  Markets.  Emerging and  developing  markets abroad may also offer special  opportunities  for growth  investing but have greater risks than more developed foreign markets,  such as those in Europe,
 Canada,  Australia,  New Zealand and Japan. There may be even less liquidity in their  securities  markets,  and  settlements  of purchases  and sales of securities may be subject to additional delays.  They are subject to greater risks of limitations on the  repatriation  of income and profits  because of currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of greater  political and economic  instability, which can greatly  affect the  volatility  of prices of  securities in those countries.

       |X| Repurchase Agreements.  The Fund can acquire securities subject to repurchase  agreements.  It  may  do  so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund shares,  or pending the  investment of the proceeds from sales of Fund shares,  or pending the  settlement of portfolio securities  transactions,  or for temporary defensive purposes, as described below.

       In a  repurchase  transaction,  the Fund  buys a  security  from,  and simultaneously  resells  it  to,  an  approved  vendor  for  delivery  on an agreed-upon  future date.  The resale price exceeds the purchase price by an amount that reflects an  agreed-upon  interest rate effective for the period during  which  the  repurchase  agreement  is in  effect.  Approved  vendors
 include  U.S.   commercial   banks,  U.S.  branches  of  foreign  banks,  or
 broker-dealers  that have been  designated as primary  dealers in government securities.  They must meet credit requirements set by the Manager from time to time.

       The majority of these  transactions  run from day to day, and delivery pursuant  to the  resale  typically  occurs  within  one to five days of the purchase.  Repurchase  agreements  having a maturity  beyond  seven days are subject to the Fund's limits on holding illiquid investments.  The Fund will not enter into a repurchase  agreement  that causes more than 10% of its net assets to be  subject to  repurchase  agreements  having a  maturity  beyond seven  days.  There is no limit on the amount of the Fund's net assets  that may be subject to repurchase  agreements  having maturities of seven days or less.

       Repurchase   agreements,   considered  "loans"  under  the  Investment
 Company Act of 1940 (the "Investment  Company Act"), are  collateralized  by the underlying  security.  The Fund's repurchase  agreements require that at all times  while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully  collateralize the  repayment  obligation.  However,  if the vendor fails to pay the resale price on the  delivery  date,  the Fund may incur costs in  disposing of the collateral  and may  experience  losses if there is any delay in its ability to do so. The Manager will impose  creditworthiness  requirements to confirm that the  vendor is  financially  sound and will  continuously  monitor  the collateral's value.

       Pursuant to an Exemptive  Order issued by the  Securities and Exchange
 Commission  (the  "SEC"),  the Fund,  along with other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash balances into one or more joint repurchase  accounts.  These balances are invested in one or more repurchase  agreements,  secured by U.S. government  securities.  Securities that are  pledged as  collateral  for  repurchase  agreements  are held by a
 custodian  bank  until  the  agreements   mature.   Each  joint   repurchase
 arrangement  requires that the market value of the  collateral be sufficient to cover  payments  of  interest  and  principal;  however,  in the event of default  by the  other  party  to the  agreement,  retention  or sale of the collateral may be subject to legal proceedings.

       |X|  Illiquid  and  Restricted  Securities.  Under  the  policies  and procedures  established  by  the  Fund's  Board  of  Trustees,  the  Manager
 determines  the  liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not registered under applicable  securities  laws, the Fund may have to cause those securities to be  registered.  The expenses of  registering  restricted  securities may be negotiated  by the Fund  with  the  issuer  at the  time  the Fund  buys the securities.  When the Fund must arrange registration because the Fund wishes to sell the security,  a considerable period may elapse between the time the decision  is  made  to sell  the  security  and the  time  the  security  is registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

       The  Fund may  also  acquire  restricted  securities  through  private placements.  Those securities have contractual  restrictions on their public resale.  Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

       The  Fund  has  limitations  that  apply to  purchases  of  restricted securities,  as stated in the Prospectus.  Those percentage  restrictions do not limit  purchases of restricted  securities that are eligible for sale to qualified institutional  purchasers under Rule 144A of the Securities Act of
 1933, if those  securities  have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into account the trading  activity  for such  securities  and the  availability  of  reliable pricing  information,  among  other  factors.  If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

       Illiquid  securities  include repurchase  agreements  maturing in more
 than  seven  days  and  participation   interests  that  do  not  have  puts
 exercisable within seven days.

 Investment in Other  Investment  Companies.  The Fund can also invest in the securities of other investment companies,  which can include open-end funds, closed-end  funds and unit  investment  trusts,  subject  to the  limits set
 forth  in  the  Investment   Company  Act  that  apply  to  those  types  of
 investments,  provided  that  the Fund  cannot  invest  in other  registered open-end  investment  companies  or  registered  unit  investment  trusts in reliance on  subparagraphs  (F) or (G) of section 12(d)(1) of the Investment
 Company Act. Those provisions are designed to relax  restrictions that would otherwise  apply to funds investing in other  investment  companies in order to  permit  such  funds,  if they  meet  certain  criteria,  to  operate  as
 "funds-of  funds."  For  example,  the Fund can  invest  in  Exchange-Traded
 Funds, which are typically open-end funds or unit investment trusts,  listed on a stock  exchange.  The Fund might do so as a way of gaining  exposure to the  segments  of the  equity or  fixed-income  markets  represented  by the
 Exchange-Traded Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

       Investing  in another  investment  company  may involve the payment of substantial  premiums above the value of such investment company's portfolio securities and is subject to limitations  under the Investment  Company Act.
 The Fund does not intend to invest in other investment  companies unless the
 Sub-Advisor  believes that the potential  benefits of the investment justify the  payment  of any  premiums  or sales  charges.  As a  shareholder  in an investment  company,  the Fund would be subject to its ratable share of that investment  company's  expenses,  including its advisory and  administration expenses.  The Fund does not  anticipate  investing a substantial  amount of its net assets in shares of other  investment  companies.  At the same time, the Fund would bear its own management fees and other expenses.

       |X|  Loans  of  Portfolio  Securities.  To raise  cash  for  liquidity purposes,  the Fund can lend its portfolio  securities  to brokers,  dealers and other types of  financial  institutions  approved by the Fund's Board of
 Trustees.  These  loans are limited to not more than 25% of the value of the
 Fund's total assets.  The Fund  currently does not intend to engage in loans of securities in the coming year,  but if it does so, such loans will likely not exceed 5% of the Fund's total assets.

       There are some risks in connection with securities  lending.  The Fund might  experience a delay in  receiving  additional  collateral  to secure a loan,  or a delay in  recovery  of the  loaned  securities  if the  borrower defaults.  The  Fund  must  receive  collateral  for a loan.  Under  current applicable  regulatory  requirements  (which are subject to change), on each business day the loan  collateral must be at least equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit, securities of the U.S. government or its agencies or  instrumentalities,  or other cash  equivalents  in which the Fund is  permitted  to  invest.  To be acceptable  as  collateral,  letters of credit  must  obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.
 The  terms of the  letter  of  credit  and the  issuing  bank  both  must be satisfactory to the Fund.

       When it lends  securities,  the  Fund  receives  amounts  equal to the dividends or interest on loaned securities.  It also receives one or more of
 (a)  negotiated  loan fees,  (b) interest on securities  used as collateral, and (c) interest on any short-term debt securities  purchased with such loan collateral.  Either type of interest  may be shared with the  borrower.  The
 Fund may also pay reasonable  finders,' custodian and administrative fees in connection  with  these  loans.  The  terms of the  Fund's  loans  must meet applicable  tests under the  Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

       |X| Borrowing  for  Leverage.  The Fund has the ability to borrow from banks on an  unsecured  basis to  invest  the  borrowed  funds in  portfolio securities.  This speculative technique is known as "leverage." The Fund may borrow  only from banks and other  affiliated  investment  companies.  Under current regulatory  requirements,  borrowings can be made only to the extent that the  value  of the  Fund's  assets,  less its  liabilities  other  than borrowings,  is equal  to at least  300% of all  borrowings  (including  the proposed  borrowing).  If the value of the Fund's  assets fails to meet this
 300% asset coverage  requirement,  the Fund will reduce its bank debt within three days to meet the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

       The Fund will pay interest on these loans,  and that interest  expense will raise the overall  expenses of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than comparable funds that do not borrow for  leverage.  Additionally,  the  Fund's net asset  value per share might fluctuate more than that of funds that do not borrow.  Currently,  the
 Fund does not contemplate  using this technique,  but if it does so, it will not likely do so to a substantial degree.

       |X| Derivatives.  The Fund  can  invest  in a  variety  of  derivative investments  to seek income for  liquidity  needs or for  hedging  purposes.
 Some  derivative  investments  the Fund can use are the hedging  instruments described below in this Statement of Additional  Information.  However,  the
 Fund does not use, and does not currently contemplate using,  derivatives or hedging instruments to a significant degree.

       Some of the  derivative  investments  the  Fund can use  include  debt
 exchangeable  for  common  stock  of  an  issuer  or   "equity-linked   debt
 securities"  of an issuer.  At maturity,  the debt security is exchanged for common  stock of the issuer or it is payable in an amount based on the price of the  issuer's  common stock at the time of  maturity.  Both  alternatives present a risk that the  amount  payable at  maturity  will be less than the principal  amount of the debt because the price of the issuer's common stock may not be as high as the Manager expected.

       |X| Hedging.  Although the Fund does not  anticipate the extensive use of hedging instruments,  the Fund can use hedging instruments. To attempt to protect  against  declines in the market value of the Fund's  portfolio,  to permit  the  Fund to  retain  unrealized  gains in the  value  of  portfolio securities which have appreciated,  or to facilitate  selling securities for investment reasons, the Fund could:
 o     sell futures contracts,
 o     buy puts on such futures or on securities, or
 o     write covered  calls on securities or futures.  Covered calls may also be  used to  increase  the  Fund's  income,  but  the  portfolio manager does not expect to engage extensively in that practice.

       The Fund can use hedging to  establish  a position  in the  securities market as a temporary substitute for purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the  securities and then terminate that hedging position.  The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio  securities would not be fully  included in a rise in value of the market.  To do so the
 Fund could:

 o     buy futures, or
 o     buy calls on such futures or on securities.

       The Fund is not obligated to use hedging  instruments,  even though it is  permitted  to use them at the  Sub-Advisor's  discretion,  as  described below.  The Fund's  strategy of hedging  with futures and options on futures will be incidental to the Fund's  activities in the underlying  cash market.
 The particular  hedging  instruments  the Fund can use are described  below.
 The Fund may employ new hedging  instruments  and  strategies  when they are developed,  if those  investment  methods  are  consistent  with the  Fund's investment  objective  and  are  permissible  under  applicable  regulations governing the Fund.

 o     Futures.  The Fund may buy and sell futures  contracts  that relate to
 (1)  broadly-based  stock  indices  (these are  referred to as "stock  index futures"),  (2) an individual  stock  ("single  stock  futures"),  (3) other broadly-based  securities  indices  (these  are  referred  to as  "financial futures"),  (4)  foreign  currencies  (these  are  referred  to as  "forward contracts") and (5) commodities.

       A  broadly-based  stock index is used as the basis for  trading  stock index  futures.  They may in some  cases be based on stocks of  issuers in a particular  industry or group of industries.  A stock index assigns relative values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot  be  purchased  or  sold  directly.  Financial  futures  are  similar contracts  based  on the  future  value of the  basket  of  securities  that comprise the index. These contracts obligate the seller to deliver,  and the purchaser  to take,  cash to settle  the  futures  transaction.  There is no
 delivery   made  of  the   underlying   securities  to  settle  the  futures
 obligation.  Either party may also settle the  transaction  by entering into an offsetting contract.

       An  interest  rate  future  obligates  the seller to deliver  (and the purchaser to take) cash or a specified  type of debt  security to settle the futures  transaction.  Either  party  could also  enter  into an  offsetting contract  to  close  out the  position.  Similarly,  a single  stock  future obligates  the  seller to  deliver  (and the  purchaser  to take)  cash or a specified  equity security to settle the futures  transaction.  Either party could also  enter into an  offsetting  contract  to close out the  position.
 Single stock  futures  trade on a very  limited  number of  exchanges,  with contracts typically not fungible among the exchanges.

       The Fund can  invest a  portion  of its  assets in  commodity  futures contracts.  Commodity futures may be based upon commodities within five main commodity  groups:  (1)  energy,  which  includes  crude oil,  natural  gas, gasoline and heating oil; (2)  livestock,  which  includes  cattle and hogs;
 (3)  agriculture,  which includes wheat,  corn,  soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial  metals,  which includes  aluminum,  copper, lead,  nickel,  tin and zinc; and (5) precious metals,  which includes gold, platinum  and  silver.  The Fund may  purchase  and sell  commodity  futures
 contracts,   options  on  futures  contracts  and  options  and  futures  on commodity  indices with respect to these five main commodity  groups and the individual  commodities  within  each  group,  as well  as  other  types  of commodities.

       No payment is paid or received by the Fund on the  purchase or sale of a  future.  Upon  entering  into a  futures  transaction,  the Fund  will be required to deposit an initial  margin  payment with the futures  commission merchant (the "futures  broker").  Initial margin payments will be deposited with the Fund's  custodian  bank in an  account  registered  in the  futures broker's name.  However,  the futures broker can gain access to that account only under  specified  conditions.  As the future is marked to market  (that is,  its value on the Fund's  books is  changed)  to reflect  changes in its market value,  subsequent margin payments,  called variation margin, will be paid to or by the futures broker daily.

       At any time prior to expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position,  at which  time a final  determination  of variation  margin is made and any  additional  cash must be paid by or released  to the Fund.  Any loss or gain on the future is then  realized  by the  Fund  for tax  purposes.  All  futures  transactions
 (except forward  contracts) are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

 o     Put and Call  Options.  The Fund can buy and sell certain kinds of put options  ("puts")  and  call  options  ("calls").  The Fund can buy and sell exchange-traded and over-the-counter  put and call options,  including index options,  securities  options,  currency  options,  commodities  options and options on the other types of futures described above.

 o     Writing  Covered  Call  Options.  The Fund can write  (that is,  sell)
 covered  calls.  If the Fund sells a call option,  it must be covered.  That means the Fund must own the  security  subject to the call while the call is outstanding,  or,  for  certain  types of calls,  the call may be covered by identifying  liquid assets to enable the Fund to satisfy its  obligations if the call is  exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

       When  the  Fund  writes  a call on a  security,  it  receives  cash (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless of market price changes  during the call period.
 The call period is usually not more than nine  months.  The  exercise  price may differ from the market price of the  underlying  security.  The Fund has the risk of loss  that the  price of the  underlying  security  may  decline during  the call  period.  That  risk may be  offset  to some  extent by the premium  the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without  being exercised.  In that  case the Fund  would  keep  the  cash  premium  and the investment.

       When  the  Fund  writes  a call  on an  index,  it  receives  cash  (a premium).  If the  buyer  of the call  exercises  it,  the Fund  will pay an amount of cash equal to the  difference  between  the  closing  price of the call  and the  exercise  price,  multiplied  by a  specified  multiple  that determines the total value of the call for each point of difference.  If the value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case, the Fund would keep the cash premium.

       The  Fund's  custodian,  or a  securities  depository  acting  for the custodian,  will act as the Fund's escrow agent,  through the  facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has written  calls traded on  exchanges  or as to other  acceptable escrow  securities.  In that  way,  no  margin  will be  required  for  such transactions.  OCC will  release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

       When the Fund  writes  an  over-the-counter  ("OTC")  option,  it will enter into an arrangement  which will establish a formula price at which the
 Fund  will  have the  absolute  right to  repurchase  that OTC  option.  The formula price will generally be based on a multiple of the premium  received for the  option,  plus the amount by which the option is  exercisable  below the market price of the underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option, it will treat as illiquid (for
 purposes  of  its   restriction   on  holding   illiquid   securities)   the
 mark-to-market  value of any OTC  option  it  holds,  unless  the  option is subject to a buy-back agreement by the executing broker.

       To terminate  its  obligation  on a call it has written,  the Fund may purchase a corresponding call in a "closing purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon whether the net of the amount of the option  transaction costs and the premium received on the call the  Fund  wrote  is more or less  than  the  price  of the  call  the  Fund purchases  to close out the  transaction.  The Fund may  realize a profit if the call expires  unexercised,  because the Fund will retain the  underlying security  and the  premium  it  received  when it wrote the  call.  Any such profits are  considered  short-term  capital  gains for  federal  income tax purposes,  as are the premiums on lapsed calls. When distributed by the Fund they are taxable as  ordinary  income.  If the Fund cannot  effect a closing purchase  transaction due to the lack of a market,  it will have to hold the callable securities until the call expires or is exercised.

       The Fund may also write  calls on a futures  contract  without  owning the futures  contract or securities  deliverable  under the contract.  To do so,  at the time the  call is  written,  the  Fund  must  cover  the call by identifying  an  equivalent  dollar amount of liquid  assets.  The Fund will identify  additional  liquid  assets if the value of the  identified  assets drops  below  100% of the  current  value  of the  future.  Because  of this identification  requirement, in no circumstances would the Fund's receipt of an exercise  notice as to that future  require the Fund to deliver a futures contract.  It would simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

 o     Writing Put Options.  The Fund can sell put  options.  A put option on securities  gives  the  purchaser  the  right to sell,  and the  writer  the obligation to buy, the  underlying  investment at the exercise  price during the option period.  The Fund will not write puts if, as a result,  more than
 25% of the Fund's net assets  would be  required to be  identified  to cover such put options.

       If the  Fund  writes  a put,  the put must be  covered  by  identified liquid  assets.  The premium the Fund receives from writing a put represents a profit,  as long as the price of the underlying  investment  remains equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option period to buy the  underlying  investment from the buyer of the put at the  exercise  price,  even if the value of the investment  falls below the  exercise  price.  If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised,  the Fund must fulfill  its  obligation  to  purchase  the  underlying  investment  at  the exercise  price.  That price  will  usually  exceed the market  value of the investment  at that  time.  In that case,  the Fund may incur an  unrealized loss immediately,  which would then be realized when the underlying security is  sold.  That  loss  will be  equal  to the sum of the  sale  price of the underlying  investment  and  the  premium  received  minus  the  sum  of the exercise price and any transaction costs the Fund incurred.

       When writing a put option on a security,  to secure its  obligation to pay for the  underlying  security  the Fund will  deposit  in escrow  liquid assets  with a value  equal to or  greater  than the  exercise  price of the underlying  securities.  The  Fund  therefore  forgoes  the  opportunity  of investing the identified assets or writing calls against those assets.

       As long as the Fund's obligation as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through which the put was  sold.  That  notice  will  require  the  Fund to take  delivery  of the underlying  security  and pay the  exercise  price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination of its  obligation as the writer of the put. That  obligation  terminates  upon expiration  of the put.  It may also  terminate  if,  before it  receives an exercise  notice,  the  Fund  effects  a  closing  purchase  transaction  by purchasing  a put of the  same  series  as it  sold.  Once the Fund has been
 assigned  an  exercise   notice,   it  cannot  effect  a  closing   purchase
 transaction.

       The Fund may  decide  to  effect a  closing  purchase  transaction  to realize a profit on an  outstanding  put option it has written or to prevent the  underlying  security  from  being  put.  Effecting  a closing  purchase transaction  will also  permit the Fund to write  another  put option on the security,  or to sell the security  and use the  proceeds  from the sale for other  investments.  The Fund  will  realize a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction  is less or more than the premium  received  from  writing  the put option.  Any profits  from  writing  puts are  considered  short-term  capital  gains for federal  tax  purposes,  and when  distributed  by the Fund,  are taxable as ordinary income.

 o     Purchasing Puts and Calls.  The Fund can purchase calls on securities, broadly-based  securities indices, foreign currencies and futures. It may do so to protect  against the  possibility  that the Fund's  portfolio will not participate in an anticipated rise in the securities  market.  When the Fund buys a call  (other  than  in a  closing  purchase  transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a  corresponding  call on the same  investment  during  the call period at a fixed  exercise  price.  The Fund  benefits only if it sells the call at a profit or if,  during the call  period,  the  market  price of the underlying  investment  is  above  the  sum  of  the  call  price  plus  the transaction  costs and the premium paid for the call and the Fund  exercises the call.  If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its  expiration  date.  In that  case  the  Fund  will  have  paid the  premium  but lost the  right to purchase the underlying investment.

       The  Fund  can  buy  puts  on  securities,   broadly-based  securities
 indices,  foreign  currencies  and  futures,  whether  or not it  holds  the underlying  investment in its  portfolio.  When the Fund purchases a put, it pays a premium and, except as to puts on indices,  has the right to sell the underlying  investment  to a seller of a put on a  corresponding  investment during the put period at a fixed exercise price.  Buying a put on securities or futures  the Fund owns  enables  the Fund to  attempt  to protect  itself during  the put  period  against  a decline  in the value of the  underlying investment below the exercise price by selling the underlying  investment at the exercise price to a seller of a  corresponding  put. If the market price of the  underlying  investment is equal to or above the exercise  price and, as a  result,  the put is not  exercised  or  resold,  the put  will  become worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the
 Fund may sell the put prior to its  expiration.  That sale may or may not be at a profit.

       Buying a put on an investment  the Fund does not own (such as an index or  future)  permits  the Fund to  resell  the put or to buy the  underlying investment  and sell it at the  exercise  price.  The resale price will vary inversely to the price of the underlying investment.  If the market price of the underlying  investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

       When the Fund  purchases a call or put on an index or future,  it pays a  premium,  but  settlement  is in  cash  rather  than by  delivery  of the underlying  investment  to the Fund.  Gain or loss depends on changes in the index in question  (and thus on price  movements  in the  securities  market generally)  rather  than on price  movements  in  individual  securities  or futures contracts.

       The Fund may buy a call or put only if, after the purchase,  the value of all  call and put  options  held by the Fund  will not  exceed  5% of the
 Fund's total assets.

 o     Buying and  Selling  Options on Foreign  Currencies.  The Fund can buy
 and sell calls and puts on foreign  currencies.  They include puts and calls
 that   trade  on  a   securities   or   commodities   exchange   or  in  the
 over-the-counter  markets or are quoted by major recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against declines in the dollar  value of foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

       If the  Sub-Advisor  anticipates  a  rise  in the  dollar  value  of a foreign  currency in which  securities to be acquired are  denominated,  the increased  cost of those  securities  may be partially  offset by purchasing calls  or  writing  puts  on  that  foreign  currency.  If  the  Sub-Advisor anticipates  a  decline  in the  dollar  value of a  foreign  currency,  the decline in the dollar  value of  portfolio  securities  denominated  in that currency  might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could  fluctuate in a direction  adverse to the Fund's position.  The Fund will then have incurred option  premium  payments  and  transaction  costs  without a  corresponding benefit.

       A call the Fund writes on a foreign  currency is "covered" if the Fund owns the underlying  foreign currency covered by the call or has an absolute and  immediate  right to acquire that foreign  currency  without  additional cash  consideration (or it can do so for additional cash  consideration held in an identified  account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

       The Fund could  write a call on a foreign  currency to provide a hedge against a decline  in the U.S.  dollar  value of a  security  which the Fund owns or has the right to acquire and which is  denominated  in the  currency underlying  the  option.  That  decline  might be one that  occurs due to an
 expected   adverse  change  in  the  exchange  rate.  This  is  known  as  a
 "cross-hedging"  strategy.  In  those  circumstances,  the Fund  covers  the option by  maintaining  cash,  U.S.  government  securities or other liquid, high grade debt  securities in an amount equal to the exercise  price of the option, in an identified account with the Fund's custodian bank.

 o     Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments  requires special skills and knowledge of investment  techniques that are different  than what is required for normal  portfolio  management.
 If the  Sub-Advisor  uses a hedging  instrument  at the wrong time or judges market  conditions  incorrectly,  hedging  strategies  may reduce the Fund's return.  The Fund could also experience  losses if the prices of its futures and options positions were not correlated with its other investments.

       The Fund's option activities might affect its portfolio  turnover rate and brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus  increasing its turnover  rate.  The exercise by the Fund of puts on  securities  will cause the sale of underlying investments,  increasing portfolio turnover. Although the  decision  whether  to  exercise  a put it holds is  within  the  Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

       The Fund could pay a brokerage  commission each time it buys a call or put,  sells a call or put,  or buys or sells  an  underlying  investment  in connection  with the exercise of a call or put. Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases  or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently, put and call options offer large amounts of leverage.  The leverage  offered by trading in options  could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

       If a covered call  written by the Fund is  exercised on an  investment that  has  increased  in  value,  the  Fund  will be  required  to sell  the investment at the call price.  It will not be able to realize any additional appreciation  in excess of the  covered  call  price if the  investment  has increased in value above the call price.

       An option  position  may be closed out only on a market that  provides secondary trading for options of the same series,  and there is no assurance that a liquid  secondary  market will exist for any particular  option.  The
 Fund might  experience  losses if it could not close out a position  because of an illiquid market for the future or option.

       There  is a  risk  in  using  short  hedging  by  selling  futures  or purchasing  puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the  futures or the  applicable  index will  correlate imperfectly  with the behavior of the cash prices of the Fund's  securities.
 For  example,   it  is  possible  that  while  the  Fund  has  used  hedging instruments  in a short  hedge,  the market may advance and the value of the securities  held in the Fund's  portfolio  might decline.  If that occurred, the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very  brief  period  or to a very  small  degree,  over time the value of a  diversified  portfolio  of  securities  will tend to move in the same direction as the indices upon which the hedging instruments are based.

       The risk of imperfect  correlation increases as the composition of the
 Fund's  portfolio  diverges from the  securities  included in the applicable index.  To  compensate  for the  imperfect  correlation  of movements in the price of the  portfolio  securities  being hedged and movements in the price of the  hedging  instruments,  the Fund might use hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the prices of the portfolio securities being hedged is more than the historical  volatility of the applicable index.

       The ordinary  spreads  between prices in the cash and futures  markets are  subject  to  distortions,  due to  differences  in the  nature of those markets.  First,  all  participants  in the  futures  market are  subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit  requirements,  investors may close futures contracts through offsetting  transactions which could distort the normal relationship between the cash and futures  markets.  Second,  the liquidity of the futures market depends on participants  entering into offsetting  transactions  rather than making or taking  delivery.  To the  extent  participants  decide to make or take  delivery,  liquidity  in the futures  market  could be  reduced,  thus producing  distortion.  Third,  from the point of view of  speculators,  the deposit  requirements  in the futures  market are less  onerous  than margin requirements in the securities markets.  Therefore,  increased participation by speculators in the futures market may cause temporary price distortions.

       The Fund can use hedging  instruments  to  establish a position in the securities markets as a temporary  substitute for the purchase of individual securities  (long  hedging) by buying  futures and/or calls on such futures, broadly-based  indices or on  securities.  It is possible that when the Fund does so the market might  decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

 o     Forward  Contracts.  Forward  contracts are foreign currency  exchange contracts.  They  are  used  to buy or  sell  foreign  currency  for  future delivery at a fixed price.  The Fund uses them to "lock in" the U.S.  dollar price of a  security  denominated  in a foreign  currency  that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the U.S. dollar and a foreign  currency.  The Fund limits its exposure in foreign currency exchange  contracts in a particular foreign currency  to the  amount of its assets  denominated  in that  currency  or a closely-correlated  currency.  The Fund may also use  "cross-hedging"  where the Fund hedges  against  changes in  currencies  other than the currency in which a security it holds is denominated.

       Under a forward  contract,  one party agrees to purchase,  and another party  agrees to sell, a specific  currency at a future date.  That date may be any fixed  number of days from the date of the  contract  agreed  upon by the  parties.  The  transaction  price is set at the time  the  contract  is entered into. These contracts are traded in the inter-bank  market conducted directly among currency traders  (usually large commercial  banks) and their customers.

       The Fund may use forward  contracts to protect against  uncertainty in the level of future  exchange rates.  The use of forward  contracts does not eliminate  the  risk  of  fluctuations  in  the  prices  of  the  underlying securities  the Fund owns or intends to  acquire,  but it does fix a rate of exchange in advance.  Although forward contracts may reduce the risk of loss from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

       When the Fund  enters  into a contract  for the  purchase or sale of a
 security  denominated  in  a  foreign  currency,   or  when  it  anticipates
 receiving dividend payments in a foreign currency,  the Fund might desire to
 "lock-in"  the  U.S.  dollar  price  of  the  security  or the  U.S.  dollar equivalent of the dividend  payments.  To do so, the Fund could enter into a forward  contract for the purchase or sale of the amount of foreign currency involved in the underlying  transaction,  in a fixed amount of U.S.  dollars per unit of the foreign currency.  This is called a "transaction hedge." The transaction  hedge  will  protect  the Fund  against a loss from an  adverse change in the currency  exchange rates during the period between the date on which  the  security  is  purchased  or  sold or on  which  the  payment  is declared, and the date on which the payments are made or received.

       The Fund could also use forward  contracts to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position  hedge." When the
 Fund  believes  that foreign  currency  might suffer a  substantial  decline against the U.S.  dollar,  it could enter into a forward contract to sell an amount of that foreign  currency  approximating  the value of some or all of the Fund's portfolio securities  denominated in that foreign currency.  When the Fund  believes that the U.S.  dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  the Fund could enter into a forward  contract to sell a  different  foreign  currency for a fixed U.S.  dollar amount if the Fund  believes  that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract will  fall  whenever  there is a  decline  in the U.S.  dollar  value of the currency in which portfolio securities of the Fund are denominated.  That is referred to as a "cross hedge."

       The Fund will cover its short  positions in these cases by identifying to its custodian  bank assets  having a value equal to the aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the consummation  of the contracts  would obligate the Fund to deliver an amount of  foreign  currency  in  excess  of  the  value  of the  Fund's  portfolio securities or other assets  denominated in that currency or another currency that is the subject of the hedge.

       However,  to avoid excess transactions and transaction costs, the Fund may maintain a net  exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities  or other  assets  denominated  in foreign
 currencies  if  the  excess   amount  is  "covered"  by  liquid   securities
 denominated  in any currency.  The cover must be at least equal at all times to the amount of that excess.  As one  alternative,  the Fund may purchase a call option  permitting the Fund to purchase the amount of foreign  currency being  hedged  by a forward  sale  contract  at a price no  higher  than the forward contract price. As another alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign  currency  subject to a  forward  purchase  contract  at a price  as high or  higher  than  the forward contact price.

       The precise  matching of the amounts under  forward  contracts and the value of the securities  involved generally will not be possible because the future value of securities  denominated in foreign currencies will change as a consequence of market  movements  between the date the forward contract is entered into and the date it is sold.  In some cases the  Sub-Advisor  might decide to sell the  security  and  deliver  foreign  currency  to settle the original  purchase  obligation.  If the market value of the security is less than the amount of foreign  currency the Fund is  obligated to deliver,  the
 Fund might have to purchase  additional foreign currency on the "spot" (that is, cash) market to settle the  security  trade.  If the market value of the security  instead  exceeds  the  amount  of  foreign  currency  the  Fund is obligated  to deliver  to settle  the trade,  the Fund might have to sell on the spot market some of the foreign  currency  received upon the sale of the security.  There will be additional  transaction costs on the spot market in those cases.

       The projection of short-term  currency  market  movements is extremely difficult,  and the successful execution of a short-term hedging strategy is highly  uncertain.  Forward  contracts  involve  the risk  that  anticipated currency  movements  will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs.
 The use of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there are  unanticipated  changes  in  currency  prices to a greater degree than if the Fund had not entered into such contracts.

       At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds  to make  delivery of the  currency.  In the  alternative  the Fund might retain the security and offset its  contractual  obligation to deliver the currency by purchasing a second  contract.  Under that contract the Fund will  obtain,  on the same  maturity  date,  the same amount of the currency that it is  obligated  to  deliver.  Similarly,  the Fund might  close out a forward contract  requiring it to purchase a specified  currency by entering into a second  contract  entitling  it to sell the same  amount  of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result  of  entering  into  such an  offsetting  forward contract  under  either  circumstance.  The gain or loss will  depend on the extent to which the exchange rate or rates between the  currencies  involved moved  between the  execution  dates of the first  contract  and  offsetting contract.

       The costs to the Fund of  engaging  in forward  contracts  varies with factors such as the currencies  involved,  the length of the contract period and the market  conditions then  prevailing.  Because forward  contracts are usually entered into on a principal  basis, no brokerage fees or commissions are  involved.  Because these  contracts are not traded on an exchange,  the
 Fund must  evaluate  the credit  and  performance  risk of the  counterparty under each forward contract.

       Although  the Fund values its assets  daily in terms of U.S.  dollars, it does not intend to convert its holdings of foreign  currencies  into U.S.
 dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for  conversion,  but they do seek to realize a profit based on the  difference  between  the  prices  at which  they  buy and sell  various currencies.  Thus,  a dealer  might offer to sell a foreign  currency to the
 Fund at one rate,  while  offering  a lesser  rate of  exchange  if the Fund desires to resell that currency to the dealer.

 o     Interest  Rate Swap  Transactions.  The Fund can enter  into  interest rate swap  agreements.  In an interest rate swap, the Fund and another party exchange  their right to receive or their  obligation  to pay  interest on a security.  For example,  they might swap the right to receive  floating rate payments  for fixed  rate  payments.  The Fund can enter  into swaps only on securities  that it owns. The Fund will not enter into swaps with respect to more than 25% of its total  assets.  Also,  the Fund  will  identify  on its books liquid assets (such as cash or U.S.  government  securities)  to cover any  amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

       Swap agreements  entail both interest rate risk and credit risk. There is a risk that,  based on  movements  of interest  rates in the future,  the payments  made by the Fund under a swap  agreement  will be greater than the payments it  received.  Credit risk  arises  from the  possibility  that the counterparty  will default.  If the counterparty  defaults,  the Fund's loss will consist of the net amount of  contractual  interest  payments  that the
 Fund   has   not  yet   received.   The   Sub-Advisor   will   monitor   the
 creditworthiness   of  counterparties  to  the  Fund's  interest  rate  swap
 transactions on an ongoing basis.

       The Fund can enter into swap transactions with certain  counterparties pursuant to master netting  agreements.  A master netting agreement provides that  all  swaps  done  between  the Fund  and  that  counterparty  shall be regarded  as parts of an  integral  agreement.  If amounts  are payable on a particular  date  in the  same  currency  in  respect  of one or  more  swap transactions,  the amount payable on that date in that currency shall be the net amount.  In addition,  the master netting  agreement may provide that if one party defaults  generally or on one swap, the counterparty can terminate all of the swaps  with that  party.  Under  these  agreements,  if a default results  in a loss to one party,  the  measure  of that  party's  damages is calculated by reference to the average cost of a  replacement  swap for each swap.  It is  measured  by  the  mark-to-market  value  at the  time  of the termination  of each  swap.  The  gains  and  losses  on all  swaps are then netted,  and the result is the  counterparty's  gain or loss on termination.
 The  termination  of all  swaps  and the  netting  of gains  and  losses  on termination are generally referred to as "aggregation."

 o     Regulatory  Aspects of Hedging  Instruments.  The Commodities  Futures
 Trading Commission (the "CFTC") recently  eliminated  limitations on futures trading  by  certain  regulated  entities  including  registered  investment companies and  consequently  registered  investment  companies may engage in unlimited  futures  transactions  and options thereon provided that the Fund claims an exclusion from  regulation as a commodity pool operator.  The Fund has  claimed  such  an  exclusion  from  registration  as a  commodity  pool operator under the Commodity Exchange Act ("CEA").  The Fund may use futures and options for hedging and  non-hedging  purposes to the extent  consistent with its investment  objective,  internal risk management guidelines adopted by the  Fund's  investment  advisor  (as they may be  amended  from  time to time),  and  as  otherwise  set  forth  in the  Fund's  prospectus  or  this statement of additional information.

       Transactions  in  options  by the  Fund  are  subject  to  limitations established by the option exchanges.  The exchanges limit the maximum number of  options  that may be written  or held by a single  investor  or group of investors  acting in concert.  Those limits apply  regardless of whether the options were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more  different  exchanges or through one or more brokers.  Thus,  the number of options that the Fund may write or hold may be affected by options  written or held by other entities, including  other  investment  companies  having the same advisor as the Fund
 (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges also impose position limits on Futures  transactions.  An exchange may order the  liquidation  of positions  found to be in violation of those limits and may impose certain other sanctions.

       Under   interpretations   of  staff   members  of  the  SEC  regarding
 applicable   provisions  of  the  Investment  Company  Act,  when  the  Fund purchases a future, it must maintain cash or readily  marketable  short-term debt  instruments  in an amount equal to the  purchase  price of the future, less the margin deposit  applicable to it. The account must be an identified account  or  accounts  held by the  Fund's  custodian  bank.  The Fund  will maintain other identified accounts in appropriate cases.

 o     Tax Aspects of Certain Hedging  Instruments.  Certain foreign currency exchange  contracts  in which the Fund may  invest are  treated as  "Section
 1256  contracts"  under the  Internal  Revenue  Code.  In general,  gains or
 losses  relating  to  Section  1256  contracts  are   characterized  as  60%
 long-term  and 40%  short-term  capital  gains or  losses  under  the  Code.
 However,  foreign  currency  gains  or  losses  arising  from  Section  1256 contracts  that are  forward  contracts  generally  are  treated as ordinary income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were  realized.  These  contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to  investment  company  distributions  and for other  purposes  under rules prescribed  pursuant to the Internal  Revenue  Code. An election can be made by  the  Fund  to  exempt  those  transactions  from  this  marked-to-market treatment.

       Certain  forward   contracts  the  Fund  enters  into  may  result  in
 "straddles"  for federal income tax purposes.  The straddle rules may affect the  character  and timing of gains (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained on the  disposition of a position  making up a straddle  is allowed  only to the extent that the loss exceeds any  unrecognized  gain in the  offsetting  positions  making up the straddle.  Disallowed loss is generally  allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle,  or the offsetting position is disposed of.

       Under the Internal  Revenue Code,  the  following  gains or losses are treated as ordinary income or loss:

       (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur  between  the time the Fund  accrues  interest or other receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects such receivables or pays such liabilities, and
       (2) gains or losses  attributable  to  fluctuations  in the value of a foreign  currency  between  the  date  of  acquisition  of a  debt security  denominated  in a foreign  currency or foreign  currency forward contracts and the date of disposition.

       Currency  gains and losses are offset  against market gains and losses on each trade before  determining a net "Section 988" gain or loss under the
 Internal  Revenue  Code for that trade,  which may  increase or decrease the amount of the Fund's  investment  company income  available for distribution to its shareholders.

       |X|  Temporary   Defensive  and  Interim   Investments.   When  market
 conditions  are  unstable,  or  the  Sub-Advisor  believes  it is  otherwise appropriate to reduce  holdings in stocks,  the Fund can invest in a variety of debt securities for defensive purposes.  The Fund can also purchase these securities  for liquidity  purposes to meet cash needs due to the redemption of Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:

o high-quality (rated in the top two rating categories of  nationally-recognized rating  organizations or deemed by the Sub-Advisor to be of comparable quality), short-term  money  market  instruments,  including  those  issued  by the U.  S.
Treasury or other government agencies,

o  commercial  paper  (short-term,  unsecured,  promissory  notes of domestic or foreign companies),

o short-term debt obligations of corporate issuers,

o certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and

o repurchase agreements.

       These  short-term debt  securities  would be selected for defensive or cash management  purposes  because they can normally be disposed of quickly, are not generally  subject to significant  fluctuations  in principal  value and their value will be less subject to interest rate risk than  longer-term debt  securities.  If  securities of foreign  companies  are  selected,  the issuer must have assets of at least (U.S.) $1 billion.

 Other Investment Restrictions

       |X| What Are "Fundamental  Policies"?  Fundamental  policies are those policies  that the Fund has  adopted to govern its  investments  that can be changed only by the vote of a "majority"  of the Fund's  outstanding  voting securities.  Under the Investment  Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
 o     67% or more  of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders  of more  than 50% of the outstanding shares are present or represented by proxy, or
 o     more than 50% of the outstanding shares.

       The  Fund's  investment  objective  is  a  fundamental  policy.  Other policies  described  in the  Prospectus  or  this  Statement  of  Additional
 Information  is  "fundamental"  only if they are  identified  as  such.  The
 Fund's  Board  of  Trustees  can  change  non-fundamental  policies  without shareholder  approval.  However,  significant changes to investment policies will be  described  in  supplements  or  updates to the  Prospectus  or this
 Statement of Additional  Information,  as appropriate.  The Fund's principal policies are described in the Prospectus.

       |X| Does the Fund Have Additional  Fundamental Policies? The following
 investment   restrictions   are   fundamental   policies   of  the  Fund  as
 contemplated  by  the  Investment   Company  Act.  The  limitations  of  the
 following  policies  may be  changed to the  extent  that the  corresponding policies  of the Act are changed by  amendment,  exemptive  or  interpretive relief.

 o     The Fund cannot buy securities  issued or guaranteed by any one issuer if  more  than 5% of its  total  assets  would  be  invested  in securities  of that issuer or if it would then own more than 10%
             of that issuer's voting securities.  That restriction applies to
             50% of the  Fund's  total  assets.  The limit  does not apply to securities issued by the U.S.  government or any of its agencies
             or   instrumentalities   or  securities   of  other   investment
             companies.
 o     The Fund cannot make loans except as  permitted by the Act.  Permitted loans under the Act include (a) the lending of  securities,  (b)
             the  purchase  of  debt  instruments  or  similar  evidences  of indebtedness,  (c) an interfund  lending program (if applicable)
             with other affiliated  funds,  provided that no such loan may be made if, as a result,  the  aggregate of such loans would exceed
             33 1/3% of the value of its total assets  (taken at market value
             at  the  time  of  such  loans),   and  (d)  through  repurchase
             agreements.
 o     The Fund cannot borrow  except as permitted by the Act.  Currently the
             Act permits loans only from banks and/or  affiliated  investment companies  and only to the  extent  that the value of its assets less its  liabilities  other than borrowing is equal to at least
             300% of all borrowings (including the proposed borrowing.)
 o     The Fund cannot  concentrate  its  investments to the extent of 25% of
             its  total  assets  in  any  industry.   However,  there  is  no
             limitation  as to the  Fund's  investments  in the  real  estate industry in general.

 o     The Fund cannot  invest in other  investment  companies  except to the extent  permitted  by the Act.  The Fund would be  permitted  under this policy to invest its assets in the  securities  of one or more open-end management  investment company for which the Manager,  one of its  affiliates  or a  successor  is the  investment  advisor or sub-advisor.  That fund or funds must have  substantially  the same fundamental  investment objective,  policies and limitations as the
          Fund.   This  policy  also  would   permit  the  Fund  to  adopt  a
          "master-feeder"  structure. Under that structure, the Fund would be a  "feeder"  fund and would  invest  all of its  assets in a single pooled  "master  fund" in  which  other  feeder  funds  could  also invest.  This could enable the Fund to take  advantage of potential operational and cost efficiencies in the master-feeder structure.

o         The  Fund   has  no   present   intention   of   adopting   the
          master-feeder  structure.  If it did so, the Prospectus and this
          Statement   of   Additional   Information   would   be   revised
          accordingly.

 o     The Fund cannot  underwrite  securities of other  companies  except as permitted  by the Act. A  permitted  exception  is in case it is deemed to be an  underwriter  under the  Securities  Act of 1933 when reselling any securities held in its own portfolio.
 o     The Fund cannot  invest in real estate or in interests in real estate.
             Securities  issued by  companies  which invest in real estate or interests therein,  or securities directly or indirectly secured by real estate or  interests  therein are not  considered  to be investments in real estate.
 o     The Fund cannot issue "senior  securities," except as permitted by the
             Act. That  restriction does not prohibit the Fund from borrowing money subject to the  provisions  set forth in this Statement of
             Additional   Information,   or  from   entering   into   margin,
             collateral  or  escrow  arrangements   permitted  by  its  other
             investment policies.

       Does the Fund Have Additional  Restrictions That Are Not "Fundamental"
 Policies?  The Fund has  additional  operating  policies  which  are  stated
 below, that are not  "fundamental," and which can be changed by the Board of
 Trustees without shareholder approval.

          The  Fund  cannot  invest  in the  securities  of  other  registered open-end  investment  companies  or  registered  unit  investment trusts  in  reliance  on  sub-paragraph  (F) or  (G)  of  section
             12(d)(1) of the Investment Company Act.

       Unless the  Prospectus  or this  Statement of  Additional  Information states  that a  percentage  restriction  applies  on an  ongoing  basis,  it applies  only at the time the Fund makes an  investment  (except in the case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell  securities  to  meet  the  percentage  limits  if  the  value  of  the investment increases in proportion to the size of the Fund.

       For purposes of the Fund's policy not to concentrate  its  investments except in the real estate industry as described  above, the Fund has adopted the industry  classifications  set forth in Appendix A to this  Statement of
 Additional  Information.  The industry  classifications  may be changed from time to time by the Fund.

 Disclosure  of  Portfolio  Holdings.  The  Fund  has  adopted  policies  and procedures  concerning the  dissemination of information about the portfolio securities holdings of the Funds by employees,  officers and/or directors of the Manager,  Sub-Advisor,  Distributor,  and Transfer Agent. These policies
 are  designed  to  assure  that  non-public   information   about  portfolio
 securities is distributed  only for a legitimate  business  purpose,  and is done in a manner that (a) conforms to applicable  laws and  regulations  and
 (b) is designed to prevent  that  information  from being used in a way that could  negatively  affect the  Fund's  investment  program  or enable  third parties to use that information in a manner that is harmful to the Fund.

 o     Public  Disclosure.  The Fund's  portfolio  holdings are made publicly available  no later  than 60 days  after  the  close  of each of the  Fund's fiscal  quarters in semi-annual  and annual reports to  shareholders,  or in its Statements of  Investments on Form N-Q, which are publicly  available at the SEC. In  addition,  the top 10 or more  holdings  shall be posted on the
 OppenheimerFunds'   website   at   www.oppenheimerfunds.com   in  the  "Fund
 Profiles"  section.  Other general  information  about the Fund's  portfolio investments,  such  as  portfolio  composition  by  asset  class,  industry, country,  currency,  credit  rating or  maturity,  may also be posted with a
 15-day lag.

       Until  publicly   disclosed,   the  Fund's   portfolio   holdings  are
 proprietary,   confidential  business  information.  While  recognizing  the importance  of providing  Fund  shareholders  with  information  about their
 Fund's  investments  and  providing  portfolio  information  to a variety of
 third   parties   to   assist   with  the   management,   distribution   and
 administrative  process, such need for transparency must be balanced against the risk that third parties who gain access to a Fund's  portfolio  holdings information  could  attempt  to use that  information  to trade  ahead of or against the Fund, which could negatively  affect the prices the Fund is able to obtain in portfolio  transactions  or the  availability  of the portfolio securities that portfolio managers are trading in on the Fund's behalf.

       The Manager and its subsidiaries and affiliates,  employees, officers, and directors,  shall neither  solicit nor accept any  compensation or other consideration  (including any agreement to maintain assets in the Fund or in other  investment  companies  or  accounts  managed  by the  Manager  or any affiliated  person of the  Manager)  in  connection  with the  disclosure  a
 Fund's non-public  portfolio  holdings.  The receipt of investment  advisory fees or other fees and  compensation  paid to the Manager,  the  Sub-Advisor and their subsidiaries  pursuant to agreements  approved by the Fund's Board shall  not be  deemed  to be  "compensation"  or  "consideration"  for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings  disclosure policies and procedures adopted by the Fund.

       A list of the top 10 or more portfolio  securities  holdings (based on invested  assets),  listed by security  or by issuer,  as of the end of each month may be disclosed to third parties  (subject to the  procedures  below)
 no sooner than 15 days after month-end.

       Except under special limited circumstances  discussed below, month-end lists of the Fund's complete  portfolio  holdings may be disclosed no sooner than 30-days after the relevant month-end,  subject to the procedures below.
 If they have not been disclosed publicly,  they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

 o     The  third-party  recipient must first submit a request for release of
       Fund  portfolio  holdings,  explaining  the  business  reason  for the request;
 o     Senior  officers (a Senior Vice  President or above) in the  Manager's
       Portfolio and Legal  departments  must approve the  completed  request for release of Fund portfolio holdings; and
 o     The third-party  recipient must sign the Manager's  portfolio holdings non-disclosure  agreement before receiving the data,  agreeing to keep information  that  is not  publicly  available  regarding  the  Fund's
       holdings   confidential   and  agreeing  not  to  trade   directly  or
       indirectly based on the information.

       Complete  Fund  portfolio  holdings  positions  may be released to the following  categories  of  entities  or  individuals  on an  ongoing  basis, provided that such entity or  individual  either (1) has signed an agreement to keep  such  information  confidential  and not trade on the basis of such information or (2) is subject to fiduciary  obligations,  as a member of the
 Fund's Board,  or as an employee,  officer  and/or  director of the Manager,
 Sub-Advisor,  Distributor,  or Transfer  Agent,  or their  respective  legal counsel,  not to disclose such  information  except in conformity with these policies and  procedures  and not to trade for his/her  personal  account on the basis of such information:

 o     Employees of the Fund's Investment Advisor,  Sub-Advisor,  Distributor
       and  Transfer  Agent who need to have access to such  information  (as determined by senior officers of such entity),
 o     The Fund's  certified  public  accountants and independent  registered public accounting firm,
 o     Members of the Fund's Board and the Board's legal counsel,
 o     The Fund's custodian bank,
 o     A proxy voting service designated by the Fund and its Board,
 o     Rating/ranking organizations (such as Lipper and Morningstar),
 o     Portfolio   pricing  services  retained  by  the  Manager  to  provide portfolio security prices, and
 o     Dealers,  to obtain  bids (price  quotations,  if  securities  are not priced by the Fund's regular pricing services).

       Portfolio  holdings  information  of the Fund may be  provided,  under limited  circumstances,  to brokers  and  dealers  with whom the Fund trades
 and/or  entities  that  provide   investment   coverage  and/or   analytical
 information  regarding  the  Fund's  portfolio,  provided  that  there  is a legitimate  investment  reason for providing the  information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this  procedure,  be  provided  to vendors  providing  research  information and/or  analytics to the fund,  with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or  analytical  vendor with a 1- 2 day lag to  facilitate  the  provision of  requested  investment information  to  the  manager  to  facilitate  a  particular  trade  or  the portfolio  manager's  investment  process  for the  Fund.  Any  third  party receiving such information must first sign the Manager's  portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

       Portfolio  holdings  information  (which may  include  information  on individual  securities  positions or multiple securities) may be provided to the entities listed below (1) by portfolio  traders  employed by the Manager in  connection  with  portfolio  trading,  and  (2)  by the  members  of the
 Manager's Security Valuation Group and Accounting  Departments in connection with portfolio pricing or other portfolio evaluation purposes:

 o     Brokers  and  dealers  in  connection   with  portfolio   transactions
       (purchases and sales)
 o     Brokers  and  dealers  to  obtain  bids or bid and  asked  prices  (if securities  held by the  Fund are not  priced  by the  fund's  regular pricing services)
 o     Dealers to obtain price  quotations  where the fund is not  identified as the owner

       Portfolio holdings  information (which may include  information on the
 Fund's entire  portfolio or individual  securities  therein) may be provided by senior  officers  of the Manager or  attorneys  on the legal staff of the
 Manager, Distributor, or Transfer Agent, in the following circumstances:

 o     Response to legal process in litigation matters,  such as responses to subpoenas  or in class  action  matters  where the Fund may be part of the plaintiff  class (and seeks  recovery for losses on a security) or a defendant,
 o     Response to regulatory  requests for information (the SEC, NASD, state
       securities   regulators,   and/or  foreign   securities   authorities,
       including without  limitation  requests for information in inspections or for position reporting purposes),
 o     To potential  sub-advisors of portfolios  (pursuant to confidentiality agreements),
 o     To consultants for retirement plans for plan  sponsors/discussions  at due diligence meetings (pursuant to confidentiality agreements),
 o     Investment bankers in connection with merger discussions  (pursuant to confidentiality agreements)

       Portfolio   managers  and  analysts  may,  subject  to  the  Manager's
 policies  on  communications  with  the  press  and  other  media,   discuss
 portfolio  information  in interviews  with members of the media,  or in due diligence or similar  meetings  with clients or  prospective  purchasers  of
 Fund shares or their financial intermediary representatives.

       The Fund's  shareholders may, under unusual  circumstances  (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions),  receive redemption  proceeds  of  their  Fund  shares  paid as pro  rata  shares  of securities held in the Fund's portfolio.  In such circumstances,  disclosure of the Fund's portfolio holdings may be made to such shareholders.

       The  Chief   Compliance   Officer   of  the  Fund  and  the   Manager,
 Sub-Advisor,  Distributor,  and Transfer Agent (the "CCO") shall oversee the compliance by the Manager, Distributor,  Transfer Agent, and their personnel with these policies and procedures.  At least annually, the CCO shall report to the Fund Board on such  compliance  oversight  and on the  categories  of entities and  individuals to which  disclosure of portfolio  holdings of the
 Funds has been made during the preceding  year  pursuant to these  policies.
 The CCO shall  report  to the Fund  Board any  material  violation  of these policies and procedures  during the previous calendar quarter and shall make recommendations  to the Boards as to any  amendments  that the CCO  believes are  necessary  and  desirable  to carry out or improve  these  policies and procedures.

       The Manager and/or the Fund have entered into ongoing  arrangements to make available information about the Fund's portfolio holdings.  One or more
 of  the  Oppenheimer  funds  may  currently   disclose   portfolio  holdings
 information based on ongoing arrangements to the following parties:

 A.G. Edwards & Sons
 ABG Securities
 ABN AMRO
 Advest
 AG Edwards
 American Technology Research
 Auerbach Grayson
 Banc of America Securities
 Barclays
 Baseline
 Bear Stearns
 Belle Haven
 Bloomberg
 BNP Paribas
 BS Financial Services
 Buckingham Research Group
 Caris & Co.
 CIBC World Markets
 Citigroup
 Citigroup Global Markets
 Collins Stewart
 Craig-Hallum Capital Group LLC
 Credit Agricole Cheuvreux N.A. Inc.
 Credit Suisse First Boston
 Daiwa Securities
 Davy
 Deutsche Bank
 Deutsche Bank Securities
 Dresdner Kleinwort Wasserstein
 Emmet & Co
 Empirical Research
 Enskilda Securities
 Essex Capital Markets
 Exane BNP Paribas
 Factset
 Fidelity Capital Markets
 Fimat USA Inc.
 First Albany
 First Albany Corporation
 Fixed Income Securities
 Fortis Securities
 Fox-Pitt, Kelton
 Friedman, Billing, Ramsey
 Fulcrum Global Partners
 Garp Research
 George K Baum & Co.
 Goldman
 Goldman Sachs
 HSBC
 HSBC Securities Inc
 ING Barings
 ISI Group
 Janney Montgomery
 Jefferies
 Jeffries & Co.
 JP Morgan
 JP Morgan Securities
 JPP Eurosecurities
 Keefe, Bruyette & Woods
 Keijser Securities
 Kempen & Co. USA Inc.
 Kepler Equities/Julius Baer Sec
 KeyBanc Capital Markets
 Leerink Swan
 Legg Mason
 Lehman
 Lehman Brothers
 Lipper
 Loop Capital Markets
 MainFirst Bank AG
 Makinson Cowell US Ltd
 Maxcor Financial
 Merrill
 Merrill Lynch
 Midwest Research
 Mizuho Securities
 Morgan Stanley
 Morningstar
 Natexis Bleichroeder
 Ned Davis Research Group
 Nomura Securities
 Pacific Crest
 Pacific Crest Securities
 Pacific Growth Equities
 Petrie Parkman
 Pictet
 Piper Jaffray Inc.
 Plexus
 Prager Sealy & Co.
 Prudential Securities
 Ramirez & Co.
 Raymond James
 RBC Capital Markets
 RBC Dain Rauscher
 Research Direct
 Robert W. Baird
 Roosevelt & Cross
 Russell Mellon
 Ryan Beck & Co.
 Sanford C. Bernstein
 Scotia Capital Markets
 SG Cowen & Co.
 SG Cowen Securities
 Soleil Securities Group
 Standard & Poors
 Stone & Youngberg
 SWS Group
 Taylor Rafferty
 Think Equity Partners
 Thomas Weisel Partners
 UBS
 Wachovia
 Wachovia Corp
 Wachovia Securities
 Wescott Financial
 William Blair
 Yieldbook

 -----------------------------------------------------------------------------
                                       Oppenheimer Real Estate Fund

 How the Fund is Managed

 Organization and History.  The Fund is an open-end,  diversified  management investment  company  with  an  unlimited  number  of  authorized  shares  of beneficial  interest.  The Fund was  organized as a  Massachusetts  business trust in November, 2001.

 |X|   Classes of Shares.  The Trustees are authorized,  without  shareholder approval,  to create new series and  classes  of shares.  The  Trustees  may reclassify  unissued shares of the Fund into additional series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater or lesser  number of shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in the  Fund.  Shares  do not  have cumulative  voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

       The Fund  currently  has five  classes  of  shares:  Class A, Class B,
 Class C,  Class N and Class Y. All  classes  invest  in the same  investment portfolio.  Only retirement plans may purchase Class N shares.  Only certain institutional investors may purchase Class Y shares. Each class of shares:

 o     has its own dividends and distributions,
 o     pays certain expenses which may be different for the different classes,
 o     may have a different net asset value,
 o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
 o     votes as a class on matters that affect that class alone.

       Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

 |X|   Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders,  but may do so from time to time on  important  matters or when  required to do so by the  Investment  Company Act or other  applicable law.  Shareholders  have the right, upon a vote or declaration in writing of two-thirds of the outstanding  shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

       The  Trustees  will  call a  meeting  of  shareholders  to vote on the removal of a Trustee upon the written  request of the record  holders of 10%
 of its outstanding  shares.  If the Trustees receive a request from at least
 10   shareholders   stating  that  they  wish  to  communicate   with  other
 shareholders  to request a meeting to remove a Trustee,  the  Trustees  will then either make the Fund's  shareholder list available to the applicants or mail  their  communication  to all  other  shareholders  at the  applicants'
 expense.  The  shareholders  making the request must have been  shareholders for at least six months and must hold  shares of the Fund  valued at $25,000 or more or constituting at least 1% of the Fund's  outstanding  shares.  The
 Trustees may also take other action as permitted by the  Investment  Company
 Act.

 |X|   Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
 contains an express  disclaimer of shareholder or Trustee  liability for the
 Fund's  obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's property for any  shareholder  held personally liable for its  obligations.  The Declaration of Trust also states that upon request,  the Fund  shall  assume the  defense  of any claim made  against a shareholder  for any act or  obligation  of the Fund and shall  satisfy  any judgment  on that  claim.  Massachusetts  law  permits  a  shareholder  of a business  trust  (such  as the  Fund)  to be  held  personally  liable  as a
 "partner"  under  certain  circumstances.  However,  the  risk  that  a Fund shareholder  will incur financial loss from being held liable as a "partner"
 of the Fund is limited to the relatively  remote  circumstances in which the
 Fund would be unable to meet its obligations.

       The  Fund's  contractual  arrangements  state  that any  person  doing business with the Fund (and each  shareholder  of the Fund) agrees under its
 Declaration  of  Trust  to  look  solely  to  the  assets  of the  Fund  for satisfaction  of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees  shall have no personal  liability to any such person, to the extent permitted by law.

 Board of Trustees  and Audit  Committee.  The Fund is governed by a Board of
 Trustees,  which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's  activities,  review its  performance,  and review the actions of the Manager and Sub-Advisor.

       The  Board of  Trustees  has an Audit  Committee  comprised  solely of
 Independent  Trustees.  The  members  of the Audit  Committee  are Joseph M.
 Wikler (Chairman),  Ronald Abdow and Peter I. Wold. The Audit Committee held
 [___]  meetings  during the  fiscal  year ended  April 30,  2005.  The Audit
 Committee furnishes the Board with  recommendations  regarding the selection of the Fund's  independent  registered  public  accounting  firm. Other main functions  of the Audit  Committee  include,  but are not  limited  to:  (i)
 reviewing the scope and results of financial  statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent  registered public accounting firm regarding the Fund's internal  accounting  procedures and controls;  (iii)  reviewing  reports from the Manager's  Internal  Audit
 Department;  (iv) maintaining a separate line of  communication  between the
 Fund's  independent  registered  public  accounting firm and its Independent
 Trustees;   (v)  reviewing  the  independence  of  the  Fund's   independent
 registered  public   accounting  firm;  (vi)   pre-approving  any  non-audit
 services   (including   tax  services)   that  are  not  prohibited  by  the
 Sarbanes-Oxley  Act by the Fund's  independent  registered public accounting firm for the Fund,  the Manager and certain  affiliates of the Manager;  and
 (vii)  exercising  all  other  functions  outlined  in the  Audit  Committee
 Charter.

       The Audit Committee's  functions include selecting and nominating,  to the full  Board,  nominees  for  election as  Trustees,  and  selecting  and nominating  Independent Trustees for election.  The Audit Committee may, but need not,  consider  the advice and  recommendation  of the  Manager and its affiliates in selecting nominees.  The full Board elects new trustees except for those instances when a shareholder vote is required.

       To date,  the Audit  Committee  has been able to identify from its own
 resources   an  ample   number   of   qualified   candidates.   Nonetheless,
 shareholders  may  submit  names of  individuals  for the Audit  Committee's consideration  by mailing  such  information,  accompanied  by complete  and properly supported resumes,  to the Audit Committee in care of the Fund. The
 Audit  Committee  may  consider  such  persons  at such  time as it meets to consider  possible  nominees.  The Audit Committee,  however,  reserves sole discretion  to  determine  the  candidates  to present  to the Board  and/or shareholders  when  it  meets  for  the  purpose  of  considering  potential nominees.

 Trustees  and Officers of the Fund.  Except for Messrs.  Murphy and Walcott,
 each of the  Trustees  is an  "Independent  Trustee"  under  the  Investment
 Company Act. Mr. Murphy is an "Interested  Trustee" because he is affiliated with the Manager by virtue of his  positions  as an officer and  director of the Manager,  and as a shareholder of its parent company.  Mr. Walcott is an
 "Interested  Trustee"  because of his affiliation  with the Manager's parent company.  All  of  the  Trustees  are  also  trustees  or  directors  of the following Oppenheimer funds (referred to as "Board IV Funds"):

 Oppenheimer International Large-Cap Core Fund

Oppenheimer International Value Fund       Oppenheimer Select Value Fund
Oppenheimer Limited Term California
Municipal Fund                             Oppenheimer Total Return Bond Fund
                                           Oppenheimer  Tremont  Market Neutral
Oppenheimer Portfolio Series               Fund LLC
                                           Oppenheimer    Tremont   Opportunity
    Active Allocation Fund                 Fund LLC
                                           OFI Tremont  Core  Strategies  Hedge
    Aggressive Investor Fund               Fund
                                           OFI  Tremont  Market  Neutral  Hedge
    Conservative Investor Fund             Fund
    Moderate Investor Fund

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset value  without  sales  charge.  The sales  charges on Class A shares are waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

Messrs. Gillespie, Miao, Murphy, Petersen,  Vandehey,  Vottiero, Wixted and Zack
and Mses. Ives and Bloomberg who are officers of the Fund, respectively hold the same offices  with one or more of the other Board IV Funds as with the Fund.  As of  [_____________]  the Trustees and officers of the Fund, as a group, owned of record or  beneficially  less  than 1% of any  class of shares of the Fund.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit  plan for  employees  of the  Manager,  other  than the shares beneficially  owned under that plan by the officers of the Fund listed above. In addition,  none of the Independent  Trustees (nor any of their immediate  family members) own securities of either the Manager or the Distributor of the Board IV
Funds or of any entity  directly or  indirectly  controlling,  controlled  by or under common control with the Manager or the Distributor.

      The Trustees and  officers,  their  positions  with the Fund,  length of
service  in  such   position(s),   and  principal   occupations  and  business
affiliations  during the past five years are  listed in the chart  below.  The
chart  also  includes   information  about  the  Trustees'   beneficial  share
ownership  in the  Fund  and in all  registered  investment  companies  that a
Trustee oversees in the Oppenheimer family of funds ("Supervised  Funds"). The address of each Independent  Trustee in the chart below is 6803 S. Tucson Way,
Centennial,  CO 80112.  Each Trustee serves for an indefinite  term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------
                             Independent Trustees
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Name,            Principal Occupation(s) During the    Dollar      Aggregate

                                                                   Dollar
                                                                   Range Of
                                                                   Shares
                                                       Range of    Beneficially

Position(s)      Past 5 Years; Other                   Shares      Owned in
Held with Fund,  Trusteeships/Directorships Held;      BeneficiallyAll
Length of        Number of Portfolios in the Fund      Owned in    Supervised
Service, Age     Complex Currently Overseen            the Fund    Funds

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                       As of December 31, 2004

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Peter I. Wold,   President of Wold Oil Properties,     Over        Over
Chairman of the  Inc. (oil and gas exploration and     $100,000    $100,000
Board since      production company) (since 1994);
December 2004;   Vice President, Secretary and
Trustee since    Treasurer of Wold Trona Company,
2002             Inc. (soda ash processing and
Age: 57          production) (since 1996); Vice
                 President of Wold Talc Company, Inc.
                 (talc mining) (since 1999); Managing
                 Member of Hole-in-the-Wall Ranch
                 (cattle ranching) (since 1979);
                 Director and Chairman of the Denver
                 Branch of the Federal Reserve Bank
                 of Kansas City (1993-1999); and
                 Director of PacifiCorp. (electric
                 utility) (1995-1999). Oversees 14
                 portfolios in the OppenheimerFunds
                 complex.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Ronald J.        Chairman of Abdow Corporation         None        Over
Abdow,           (operator of restaurants) (since                  $100,000
Trustee since    1959); Trustee of the following real
2002             estate businesses (owners and
Age: 73          operators of restaurants): G&R
                 Realty Co. (since 1973), G&R Trust
                 Co. (since 1973), Abdow Partnership
                 (since 1975), Auburn Associates
                 (since 1983) and Hazard Associates
                 (since 1985); Trustee of the
                 following open-end investment
                 companies: MML Series Investment
                 Fund II (since 2005), MassMutual
                 Premier Funds (since 2004), MML
                 Series Investment Fund (1993-2004)
                 and of MassMutual Select Funds
                 (formerly MassMutual Institutional
                 Funds) (1994-2004); Trustee of Bay
                 State Health System (health
                 services) (since 1987); Chairman of
                 Western Mass Development Corp.
                 (non-profit land development) (since
                 1996); and Chairman of American
                 International College (non-profit
                 college) (since 1991). Oversees 14
                 portfolios in the OppenheimerFunds
                 complex.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Joseph M.        Director of the following medical     $10,001-$50,$50,001-$100,000
Wikler,          device companies: Lakes
Trustee since    Environmental Association (since
2002             1996), Medintec (since 1992) and
Age: 64          Cathco (since 1996); Member of the
                 Investment Committee of the
                 Associated Jewish Charities of
                 Baltimore (since 1994); Director of
                 Fortis/Hartford mutual funds (1994 -
                 December 2001). Oversees 14
                 portfolios in the OppenheimerFunds
                 complex.

-------------------------------------------------------------------------------

      The  address  of  the   Interested   Trustee  is  6803  S.  Tucson  Way,
Centennial, CO 80112.

-------------------------------------------------------------------------------
                              Interested Trustee
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Name,            Principal Occupation(s) During the    Dollar      Aggregate

                                                                   Dollar
                                                                   Range Of
                                                                   Shares
                                                       Range of    Beneficially

Position(s)      Past 5 Years; Other                   Shares      Owned in
Held with Fund,  Trusteeships/Directorships Held;      BeneficiallyAll
Length of        Number of Portfolios in the Fund      Owned in    Supervised
Service, Age     Complex Currently Overseen            the Fund    Funds

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                       As of December 31, 2004

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Eustis Walcott,  Principal with Ardsley Associates     $10,001-$50,$10,001-$50,000
Trustee since    (consulting firm) (since 2000);
2002             Director of Cornerstone Real Estate
Age: 67          Advisors LLC (real estate equity
                 investment management services) (an
                 affiliate of the Manager) (since
                 October 2000); Director of MML
                 Investors Services (individual
                 retirement, insurance, investment,
                 and life event planning products and
                 services company) (an affiliate of
                 the Manager) (since October 2000);
                 Trustee of OFI Trust Company (an
                 affiliate of the Manager) (since
                 2001); Trustee of the American
                 International College (1995 -
                 December 2003); Senior Vice
                 President of Massachusetts Mutual
                 Life Insurance Company (May 1990 -
                 July 2000); Vice President of
                 MassMutual Foundation for Hartford,
                 Inc. (since 2005). Oversees 14
                 portfolios in the OppenheimerFunds
                 complex.

-------------------------------------------------------------------------------

      The address of Mr.  Murphy is Two World  Financial  Center,  225 Liberty
Street,  11th  Floor,  New York,  NY  10281-1008.  Mr.  Murphy  serves  for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------
                        Interested Trustee and Officer
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Name,            Principal Occupation(s) During the    Dollar      Aggregate

                                                                   Dollar
                                                                   Range Of
                                                                   Shares
                                                       Range of    Beneficially

Position(s)      Past 5 Years; Other                   Shares      Owned in
Held with Fund,  Trusteeships/Directorships Held;      BeneficiallyAll
Length of        Number of Portfolios in the Fund      Owned in    Supervised
Service, Age     Complex Currently Overseen            the Fund    Funds

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                       As of December 31, 2004

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

John V. Murphy,  Chairman, Chief Executive Officer     None        Over
President and    and director (since June 2001) and                $100,000
Trustee since    President (since September 2000) of
2002             the Manager; President and a
Age: 55          director or trustee of other
                 Oppenheimer funds; President and a
                 director (since July 2001) of
                 Oppenheimer Acquisition Corp. (the
                 Manager's parent holding company)
                 and of Oppenheimer Partnership
                 Holdings, Inc. (a holding company
                 subsidiary of the Manager); a
                 director (since November 2001) of
                 OppenheimerFunds Distributor, Inc.
                 (a subsidiary of the Manager);
                 Chairman and a director (since July
                 2001) of Shareholder Services, Inc.
                 and of Shareholder Financial
                 Services, Inc. (transfer agent
                 subsidiaries of the Manager);
                 President and a director (since July
                 2001) of OppenheimerFunds Legacy
                 Program (a charitable trust program
                 established by the Manager); a
                 director of the following investment
                 advisory subsidiaries of the
                 Manager: OFI Institutional Asset
                 Management, Inc., Centennial Asset
                 Management Corporation, Trinity
                 Investment Management Corporation
                 and Tremont Capital Management, Inc.
                 (since November 2001), HarbourView
                 Asset Management Corporation and OFI
                 Private Investments, Inc. (since
                 July 2001); President (since
                 November 1, 2001) and a director
                 (since July 2001) of Oppenheimer
                 Real Asset Management, Inc.;
                 Executive Vice President (since
                 February 1997) of Massachusetts
                 Mutual Life Insurance Company (the
                 Manager's parent company); a
                 director (since June 1995) of DLB
                 Acquisition Corporation (a holding
                 company that owns the shares of
                 Babson Capital Management LLC); a
                 member of the Investment Company
                 Institute's Board of Governors
                 (elected to serve from October 3,
                 2003 through September 30, 2006).
                 Formerly, Chief Operating Officer
                 (September 2000-June 2001) of the
                 Manager; President and trustee
                 (November 1999-November 2001) of MML
                 Series Investment Fund and
                 MassMutual Select Funds (open-end
                 investment companies); a director
                 (September 1999-August 2000) of C.M.
                 Life Insurance Company; President,
                 Chief Executive Officer and director
                 (September 1999-August 2000) of MML
                 Bay State Life Insurance Company; a
                 director (June 1989-June 1998) of
                 Emerald Isle Bancorp and Hibernia
                 Savings Bank (a wholly-owned
                 subsidiary of Emerald Isle Bancorp).
                 Oversees 66 portfolios as
                 Trustee/Director and 20 additional
                 portfolios as Officer in the
                 OppenheimerFunds complex.

-------------------------------------------------------------------------------

      The  address of the  Officers  in the chart  below are as  follows:  for
Messrs.  Gillespie,  Miao and  Zack and Ms.  Bloomberg,  Two  World  Financial
Center,  225 Liberty Street,  New York, NY 10281-1008,  for Messrs.  Vandehey,
Vottiero,  Petersen and Wixted and Ms. Ives,  6803 S. Tucson Way,  Centennial,
CO  80112-3924.  Each  Officer  serves for an annual  term or until his or her earlier resignation, death or removal.

--------------------------------------------------------------------------------

                          Other Officers of the Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Name,  Position(s) Held Principal Occupation(s) During Past 5 Years
with  Fund   Length  of
Service, Age

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer
Vice President and      (since March 2004) of the Manager; Vice President
Chief Compliance        (since June 1983) of OppenheimerFunds Distributor,
Officer since 2004      Inc., Centennial Asset Management Corporation and
Age: 54                 Shareholder Services, Inc. Formerly (until February
                        2004) Vice President and Director of Internal Audit of
                        the Manager. An officer of 86 portfolios in the
                        OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer (since March 1999)
Treasurer since 2002    of the Manager; Treasurer of HarbourView Asset
Age: 45                 Management Corporation, Shareholder Financial
                        Services, Inc., Shareholder Services, Inc.,
                        Oppenheimer Real Asset Management Corporation, and
                        Oppenheimer Partnership Holdings, Inc. (since March
                        1999), of OFI Private Investments, Inc. (since March
                        2000), of OppenheimerFunds International Ltd. and
                        OppenheimerFunds plc (since May 2000), of OFI
                        Institutional Asset Management, Inc. (since November
                        2000), and of OppenheimerFunds Legacy Program (a
                        Colorado non-profit corporation) (since June 2003);
                        Treasurer and Chief Financial Officer (since May 2000)
                        of OFI Trust Company (a trust company subsidiary of
                        the Manager); Assistant Treasurer (since March 1999)
                        of Oppenheimer Acquisition Corp. Formerly Assistant
                        Treasurer of Centennial Asset Management Corporation
                        (March 1999-October 2003) and OppenheimerFunds Legacy
                        Program (April 2000-June 2003); Principal and Chief
                        Operating Officer (March 1995-March 1999) at Bankers
                        Trust Company-Mutual Fund Services Division. An
                        officer of 86 portfolios in the OppenheimerFunds
                        complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Petersen,         Assistant Vice President of the Manager since August
Assistant Treasurer     2002; formerly Manager/Financial Product Accounting
since 2004              (November 1998-July 2002) of the Manager. An officer
Age: 34                 of 86 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Philip Vottiero,        Vice President/Fund Accounting of the Manager since
Assistant Treasurer     March 2002. Formerly Vice President/Corporate
since 2002              Accounting of the Manager (July 1999-March 2002) prior
Age: 42                 to which he was Chief Financial Officer at Sovlink
                        Corporation (April 1996-June 1999). An officer of 86
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and
Secretary since 2002    General Counsel (since February 2002) of the Manager;
Age: 56                 General Counsel and a director (since November 2001)
                        of the Distributor; General Counsel (since November
                        2001) of Centennial Asset Management Corporation;
                        Senior Vice President and General Counsel (since
                        November 2001) of HarbourView Asset Management
                        Corporation; Secretary and General Counsel (since
                        November 2001) of Oppenheimer Acquisition Corp.;
                        Assistant Secretary and a director (since October
                        1997) of OppenheimerFunds International Ltd. and
                        OppenheimerFunds plc; Vice President and a director
                        (since November 2001) of Oppenheimer Partnership
                        Holdings, Inc.; a director (since November 2001) of
                        Oppenheimer Real Asset Management, Inc.; Senior Vice
                        President, General Counsel and a director (since
                        November 2001) of Shareholder Financial Services,
                        Inc., Shareholder Services, Inc., OFI Private
                        Investments, Inc. and OFI Trust Company; Vice
                        President (since November 2001) of OppenheimerFunds
                        Legacy Program; Senior Vice President and General
                        Counsel (since November 2001) of OFI Institutional
                        Asset Management, Inc.; a director (since June 2003)
                        of OppenheimerFunds (Asia) Limited. Formerly Senior
                        Vice President (May 1985-December 2003), Acting
                        General Counsel (November 2001-February 2002) and
                        Associate General Counsel (May 1981-October 2001) of
                        the Manager; Assistant Secretary of Shareholder
                        Services, Inc. (May 1985-November 2001), Shareholder
                        Financial Services, Inc. (November 1989-November
                        2001); and OppenheimerFunds International Ltd.
                        (October 1997-November 2001). An officer of 86
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel
Assistant Secretary     and Assistant Secretary (since October 2003) of the
since 2002              Manager; Vice President (since 1999) and Assistant
Age: 39                 Secretary (since October 2003) of the Distributor;
                        Assistant Secretary (since October 2003) of Centennial
                        Asset Management Corporation; Vice President and
                        Assistant Secretary (since 1999) of Shareholder
                        Services, Inc.; Assistant Secretary (since December
                        2001) of OppenheimerFunds Legacy Program and of
                        Shareholder Financial Services, Inc.. Formerly an
                        Assistant Counsel (August 1994-October 2003) and
                        Assistant Vice President of the Manager (August
                        1997-June 1998). An officer of 86 portfolios in the
                        OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager
Assistant Secretary     since May 2004; formerly First Vice President and
since 2004              Associate General Counsel of UBS Financial Services
Age: 37                 Inc. (formerly, PaineWebber Incorporated) (May 1999 -
                        April 2004) prior to which she was an Associate at
                        Skadden, Arps, Slate, Meagher & Flom, LLP (September
                        1996 - April 1999). An officer of 86 portfolios in the
                        OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of
Assistant Secretary     the Manager since September 2004. Formerly Mr.
since 2004              Gillespie held the following positions at Merrill
Age: 41                 Lynch Investment Management: First Vice President
                        (2001-September 2004); Director (from 2000) and Vice
                        President (1998-2000). An officer of 86 portfolios in
                        the OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Wayne Miao,             Assistant Vice President and Assistant Counsel of the
Assistant Secretary     Manager since June 2004. Formerly an Associate with
since 2004              Sidley Austin Brown & Wood LLP (September 1999 - May
Age: 32                 2004). An officer of 86 portfolios in the
                        OppenheimerFunds complex.

--------------------------------------------------------------------------------

      |X|   Remuneration  of  Trustees.  The  officers  of the  Fund  who  are affiliated  with the  Manager  receive  no salary  or fee from the  Fund.  The
Trustees of the Fund received the compensation  shown below from the Fund with respect  to the  Fund's  fiscal  year  ended  April 30,  2005.  The  aggregate compensation  from the Fund and the total  compensation from the Fund and fund complex represent  compensation  received for serving as a director or trustee and member of a committee (if  applicable) of the boards of those funds during the calendar year ended December 31, 2004.

-------------------------------------------------------------------------------

Name and Other Fund                  Aggregate        Total Compensation
                                                             From
                                    Compensation        Funds and Fund
Position(s) (as applicable)         From Fund(1)          Complex(2)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Ronald J. Abdow                    $                      $81,833(3)
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Eustis Walcott                     $                        $18,500

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Joseph M. Wikler
Audit Committee                    $                        $23,000
Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Peter I. Wold
Chairman of the
Board,(4) Trustee,                 $                        $20,500
Audit Committee Member

-------------------------------------------------------------------------------

1. Aggregate Compensation From Fund includes fees and deferred compensation,  if any, for a Trustee.

2. For purposes of this section only,  "Fund Complex"  includes the  Oppenheimer funds,  MassMutual  Institutional  Funds  and  MML  Series  Investment  Fund  in
accordance  with SEC  regulations.  The  Manager  does not  consider  MassMutual
Institutional   Funds  and  MML  Series  Investment  Fund  to  be  part  of  the
OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

3. Includes $61,333  compensation paid to Mr. Abdow for serving as a Trustee for two open-end investment companies (MassMutual Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the  Fund's  Manager.  The  Manager  also  serves as the  Sub-Advisor  to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.

4. Elected as Board Chairman as of 1/1/05.

      |X| Major  Shareholders.  As of June 1, 2005, the only persons who owned of  record  or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's  outstanding  shares,  and their holdings of that class as of that date, were the following:

                                   TO BE UPDATED

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X|   Code  of  Ethics.  The  Fund,  the  Manager,  the  Sub-Advisor  and  the
Distributor  have a Code of  Ethics.  It is  designed  to detect  and  prevent improper personal trading by certain employees,  including portfolio managers,
that  would   compete  with  or  take   advantage  of  the  Fund's   portfolio
transactions.   Covered   persons   include  persons  with  knowledge  of  the
investments  and investment  intentions of the Fund and other funds advised by
the Manager. The Code of Ethics |X| does permit personnel  subject to the Code
to invest in securities,  including  securities  that may be purchased or held by the Fund,  subject to a number of  restrictions  and  controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed  with  the  SEC and can be  reviewed  and  copied  at the  SEC's  Public
Reference Room in Washington,  D.C. You can obtain information about the hours
of   operation   of  the  Public   Reference   Room  by  calling  the  SEC  at
1.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a  duplicating
fee,   by   electronic    request   at   the   following    E-mail    address:
publicinfo@sec.gov,  or by  writing  to the SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

|X|   Portfolio  Proxy  Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies  and  Procedures  under  which the Fund  votes  proxies  relating  to securities  ("portfolio  proxies")  held  by  the  Fund.  The  Fund's  primary consideration  in voting portfolio  proxies is the financial  interests of the
Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its  agent  to  vote  portfolio  proxies  in  accordance  with  the  Fund's
Portfolio  Proxy Voting  Guidelines and to maintain  records of such portfolio proxy  voting.  The Proxy  Voting  Guidelines  include  provisions  to address conflicts of interest  that may arise  between the Fund and the Manager  where one of the Manager's  directly-controlled  affiliates  manages or  administers the assets of a pension  plan of a company  soliciting  the proxy.  The Fund's
Portfolio  Proxy Voting  Policies and  Procedures  on routine and  non-routine proxy proposals are summarized below.

o The Fund votes with the  recommendation of the issuer's  management on routine
matters,   including   election  of  directors   nominated  by  management   and
ratification  of  independent   registered  public   accounting  firms,   unless
circumstances indicate otherwise.

o In general, the Fund opposes anti-takeover  proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.

o The Fund  supports  shareholder  proposals  to  reduce a  super-majority  vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

o The Fund opposes proposals to classify the board of directors.

o The Fund supports proposals to eliminate cumulative voting.

o The Fund opposes re-pricing of stock options.

o The Fund generally  considers executive  compensation  questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular  attention to their dilutive effect. While the Fund  generally  supports  management  proposals,  the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX,  with its complete  proxy voting record for the 12 months  ended June 30th,  no later than  August 31st of each year.  The Fund's  Form N-PX filing is  available  (i)  without  charge,  upon request,  by calling  the Fund  toll-free  at  1.800.525.7048  and (ii) on the
SEC's website at www.sec.gov.

|X|   The  Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services to the Fund under an  investment  advisory
agreement   between  the  Manager  and  the  Fund.  The  Manager  handles  its day-to-day  business,  and the  agreement  permits  the  Manager to enter into sub-advisory  agreements with other registered  investment  advisors to obtain specialized  services  for the Fund,  as long as the Fund is not  obligated to pay any  additional  fee for those  services.  The  Manager has  retained  the
Sub-Advisor pursuant to a separate  Sub-Advisory  Agreement,  described below, under which the Sub-Advisor buys and sells portfolio  securities for the Fund.
The portfolio  manager of the Fund is employed by the  Sub-Advisor  and is the person who is principally  responsible  for the  day-to-day  management of the
Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative  proportion of the Fund's net assets  represented  by that class.
The  management  fees paid by the Fund to the  Manager  during  its last three fiscal years were:

---------------------------------------------------------------------------------
Fiscal Year ended April 30:  Management Fees Paid by    Sub-Advisory Fees Paid
                                   the Fund to           by the Manager to the
                              OppenheimerFunds, Inc.          Sub-Advisor
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2003                      $ 60,641                   $23,930
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2004                      $214,087                   $74,724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

           2005                      $774,471                  $284,648

---------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

         |X|      Annual  Approval  of  Investment   Advisory   Agreement  and
Sub-Advisory  Agreement.  Each  year,  the  Board  of  Trustees,  including  a majority of the  Independent  Trustees,  is required to approve the renewal of
the  investment  advisory  agreement  and  the  sub-advisory  agreement.   The
Investment  Company Act requires  that the Board  request and evaluate and the
Manager  and  Sub-Advisor  provide  such  information  as  may  be  reasonably necessary to evaluate the terms of the  investment  advisory  agreements.  The
Board  employs an  independent  consultant  to prepare a report that  provides such information as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution fees the  Fund  pays.  These  distribution  fees are  reviewed  and  approved  at a different time of the year.

      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to renew the  investment  advisory  agreements.  Among other factors, the Board considered:
o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the
         Fund from its relationship with the Manager and Sub-Advisor, and
o     The  direct  and  indirect   benefits  the  Manager  received  from  its
         relationship  with the Fund. These included  services provided by the
         Distributor  and the Transfer  Agent,  and  brokerage and soft dollar arrangements  permissible  under  Section  28(e)  of  the  Securities
         Exchange Act.

The Board  considered  that the  Manager  must be able to pay and retain  high quality  personnel at competitive  rates to provide  services to the Fund. The
Board also considered that maintaining the financial  viability of the Manager is important  so that the Manager will be able to continue to provide  quality services to the Fund and its  shareholders  in adverse  times.  The Board also considered  the  investment  performance  of other mutual funds advised by the
Manager.  The Board is aware  that  there are  alternatives  to the use of the
Manager and Sub-Advisor.

These  matters will also be considered by the  Independent  Trustees,  meeting separately from the full Board with  experienced  counsel to the Fund who will assist the Board in its  deliberations.  The Fund's  counsel is independent of the  Manager  and  Sub-Advisor  within the meaning and intent of the SEC rules regarding independence of counsel.

After careful  deliberation,  the Board,  including the Independent  Trustees, concluded  that it was in the best  interest of  shareholders  to continue the investment  advisory  agreements  for another year. In arriving at a decision, the Board did not  single out any one factor or group of factors as being more important than other factors,  but considered all factors together.  The Board judged  the  terms  and  conditions  of the  investment  advisory  agreements, including  the  investment  advisory  fee, in light of all of the  surrounding circumstances.

The   Sub-Advisor.   The   Sub-Advisor   is  a  wholly  owned   subsidiary  of
Massachusetts  Mutual  Life  Insurance  Company  ("MassMutual"),   the  parent
company of the Manager.

|X|   The Sub-Advisory  Agreement.  Under the Sub-Advisory  Agreement  between the Manager and the  Sub-Advisor,  the  Sub-Advisor  shall  regularly  provide investment  advice  with  respect to the Fund and invest  and  reinvest  cash,
securities   and  the  property   comprising  the  assets  of  the  Fund.  The
Sub-Advisor  also  agrees  to  provide  assistance  in  the  distribution  and marketing of the Fund.

      Under the  Sub-Advisory  Agreement,  the Manager pays the Sub-Advisor an annual fee in monthly  installments,  based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory  agreement is paid by the Manager,  not by the Fund. The Manager will pay the  Sub-Advisor a fee equal to 40% of the  investment  management  fee  collected by the Manager from the Fund, which shall be calculated  after any investment  management fee waivers  (voluntary  or  otherwise).  Notwithstanding  the  foregoing,  if the
Manager, without the Sub-Advisor's concurrence,  agrees to voluntarily waive a portion of the  investment  management  fee the Fund is required to pay to the
Manager,  the  Sub-Advisor's  fee hereunder shall be based upon the investment management  fee the Fund would have to pay exclusive of any such waiver agreed to by the Manager in its sole discretion."

      The  Sub-Advisory  Agreement  states  that  in the  absence  of  willful misfeasance,  bad faith,  negligence  or reckless  disregard  of its duties or obligations,  the  Sub-Advisor  shall not be liable to the Manager for any act or omission in the course of or connected  with  rendering  services under the
Sub-Advisory  Agreement  or  for  any  losses  that  may be  sustained  in the purchase, holding or sale of any security.

 Portfolio  Manager.  The  Fund's  portfolio  is  managed  by  Scott  Westphal
(referred to as the "Portfolio  Manager"),  who is the person  responsible for the day-to-day management of the Fund's investments.

     Other Accounts  Managed by the Portfolio  Manager.  In addition to managing the Fund's  investment  portfolio,  Mr.  Westphal also manages other  investment portfolios  and  accounts  on  behalf  of the  Manager  or its  affiliates.  The following table provides information  regarding those portfolios and accounts as of April 30, 2005:

                                   Registered     Other Pooled
                                   Investment      Investment       Other
                                    Companies       Vehicles      Accounts

      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                        1              1              5
      Accounts Managed

      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                     $112.8           $7.2         $246.6
      Total Assets Managed*

      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                      None            None            5
      Accounts with
      Performance-Based
      Advisory Fees

      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                      None            None         $246.6
      Total Assets in Accounts
      with Performance-Based
      Advisory Fees*
      * In millions.

     As indicated  above,  the Portfolio  Manager also manages other funds and accounts.  Potentially,  at times, those  responsibilities could conflict with the interests of the Fund.  That may occur whether the  investment  strategies of the other fund or account are the same as, or  different  from,  the Fund's investment  objectives and strategies.  For example, the Portfolio Manager may need to allocate  investment  opportunities  between the Fund and another fund or account having similar objectives or strategies,  or he may need to execute transactions  for another fund or account that could have a negative impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the Manager have the same  management  fee. If the management fee structure of another  fund or account is more  advantageous  to the Manager than the fee structure of the Fund,  the Manager could have an incentive to favor the other fund or account.  However,  the Manager's  compliance  procedures  and Code of
Ethics  recognize  the  Manager's  fiduciary  obligations  to treat all of its clients,  including  the Fund,  fairly  and  equitably,  and are  designed  to preclude the Portfolio  Manager from  favoring one client over another.  It is possible,  of course, that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At different  times, the Fund's Portfolio
Manager may manage  other funds or accounts  with  investment  objectives  and strategies  that are  similar  to those of the Fund,  or may  manage  funds or accounts with  investment  objectives and  strategies  that are different from those of the Fund.

     Compensation of the Portfolio  Manager.  The Fund's Portfolio Manager is
employed and  compensated  by the Manager,  not the Fund.  Under the Manager's
compensation program for its portfolio managers and portfolio analysts,  their compensation is based primarily on the investment  performance  results of the funds and accounts they manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers  and  analysts interests  with the success of the funds and accounts and their  shareholders.
The Manager's  compensation structure is designed to attract and retain highly qualified  investment  management  professionals  and to reward individual and team  contributions  toward creating  shareholder  value. As of April 30, 2005 the  Portfolio  Manager's  compensation  consisted of three  elements:  a base salary,  an annual  discretionary  bonus and  eligibility  to  participate  in long-term  awards of options and  appreciation  rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio  managers may also be eligible to participate in the Manager's deferred compensation plan.

To help the Manager attract and retain talent,  the base pay component of each portfolio  manager  is  reviewed  regularly  to ensure  that it  reflects  the performance of the individual,  is commensurate  with the  requirements of the particular  portfolio,  reflects any specific  competence  or specialty of the individual manager,  and is competitive with other comparable  positions.  The annual  discretionary  bonus is determined by senior management of the Manager and is based on a number of factors,  including a fund's  pre-tax  performance for  periods  of up to five  years,  measured  against an  appropriate  Lipper benchmark  selected by  management.  The Lipper  benchmark with respect to the
Fund  is  Lipper  -  Real  Estate  Funds.  Other  factors  considered  include management  quality  (such  as  style  consistency,  risk  management,  sector coverage,  team leadership and coaching) and organizational  development.  The
Portfolio  Manager's  compensation  is not  based  on the  total  value of the
Fund's  portfolio  assets,  although  the Fund's  investment  performance  may increase  those  assets.  The  compensation  structure is also  intended to be internally  equitable  and serve to reduce  potential  conflicts  of  interest between  the Fund and  other  funds  and  accounts  managed  by the  Portfolio
Manager.  The  compensation  structure  of the other  accounts  managed by the
Portfolio  Manager  is the same as the  compensation  structure  of the  Fund, described above.

     Ownership  of Fund  Shares.  As of April  30,  2005 the  Portfolio  Manager
beneficially owned $10,001 - $50,000 of shares of the Fund.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  in choosing brokers to execute portfolio  transactions  for the Fund,  the Manager may select  brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over  which the  Manager  or its  affiliates  have investment  discretion.  The  commissions  paid to those brokers may be higher than another  qualified broker would charge, if the Manager makes a good faith determination  that the  commission is fair and  reasonable in relation to the services provided.

Rule  12b-1  under  the  Investment   Company  Act  prohibits  any  fund  from
compensating  a broker or dealer for promoting or selling the fund's shares by
(1)  directing  to  that  broker  or  dealer  any  of  the  fund's   portfolio
transactions,  or (2)  directing  any  other  remuneration  to that  broker or dealer,  such as  commissions,  mark-ups,  mark  downs or other  fees from the fund's portfolio transactions,  that were effected by another broker or dealer
(these  latter  arrangements  are  considered  to  be  a  type  of  "step-out"
transaction).  In other words,  a fund and its  investment  adviser cannot use the fund's brokerage for the purpose of rewarding  broker-dealers  for selling the fund's shares.

      However,  the  Rule  permits  funds  to  effect  brokerage  transactions through  firms that also sell fund shares,  provided  that certain  procedures are  adopted to prevent a quid pro quo with  respect  to  portfolio  brokerage allocations.  As  permitted  by the Rule,  the Manager has adopted  procedures
(and the Fund's Board of Trustees has approved those  procedures)  that permit the Fund to direct  portfolio  securities  transactions  to brokers or dealers that also promote or sell shares of the Fund,  subject to the "best execution"
considerations  discussed above. Those procedures are designed to prevent: (1)
the Manager's  personnel  who effect the Fund's  portfolio  transactions  from taking  into  account a broker's or  dealer's  promotion  or sales of the Fund shares when allocating the Fund's  portfolio  transactions,  and (2) the Fund,
the  Manager  and  the   Distributor   from   entering   into   agreements  or
understandings  under which the  Manager  directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement,  to any broker or dealer in consideration  of that broker's or dealer's  promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market. Otherwise,  brokerage commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same  security  on the same day  from the same  dealer,  the  transactions under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which  the  option  relates.  When  possible,  the  Manager  tries to  combine concurrent  orders to purchase  or sell the same  security by more than one of the accounts managed by the Manager or its affiliates.  The transactions under those  combined  orders are averaged as to price and  allocated in  accordance with the purchase or sale orders actually placed for each account.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

   ---------------------------------------------------------------------
                             Total Brokerage Commissions Paid by the

   Fiscal Year Ended 4/30:                  Fund((1))

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2003                             $62,806

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2004                             $84,646

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2005                           $150,496(2)

   ---------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

   1. In  the  fiscal  year  ended   April 30,   2005,  the  amount  of
   transactions  directed to brokers for  research  services  was $____
   and  amount  of the  commissions  paid to  broker-dealers  for those
   services was $2.     ____.

Brokerage  Practices  Followed by the Sub-Advisor.  Transactions in securities other than those for which an  exchange is the  primary  market are  generally done with principals or market makers.  In transactions on foreign  exchanges, the Fund may be  required to pay fixed  brokerage  commissions  and  therefore would  not  have the  benefit  of  negotiated  commissions  available  in U.S.
markets.  Brokerage  commissions are paid primarily for transactions in listed securities or for certain  fixed-income  agency  transactions in the secondary market.  Otherwise  brokerage  commissions  are paid only if it appears likely that a better  price or  execution  can be  obtained by doing so. In an option transaction,  the Fund  ordinarily  uses the same  broker for the  purchase or sale of the option and any  transaction  in the securities to which the option relates.  Other funds  managed by the  Sub-Advisor  have  investment  policies similar to those of the Fund.  Those other funds may purchase or sell the same securities  as the Fund at the same time as the Fund,  which could  affect the supply  and  price of the  securities.  If two or more  funds  managed  by the
Sub-Advisor  purchase the same  security on the same day from the same dealer, the  transactions  under those  combined  orders are  averaged as to price and allocated in accordance  with the purchase or sale orders  actually placed for each account.

      The Sub-Advisor serves as investment  manager to MassMutual,  and may in the future act as  investment  manager to others.  It is the  practice  of the
Sub-Advisor  to  allocate  purchase  or sale  transactions  among the Fund and other clients whose assets it manages in a manner it deems equitable.  If such securities  are  purchased  for the  clients at or about the same  time,  such purchases  normally  will be combined to the extent  practicable,  and will be allocated as nearly as  practicable  on a pro rata basis in  proportion to the amounts to be purchased for each. In determining  the amounts to be purchased, the  Sub-Advisor  considers  several main factors,  including  the  respective investment objectives,  the relative size of portfolio holdings of the same or comparable  securities,  the availability of cash for investment,  the size of investment  commitments  generally  held  and  the  opinions  of  the  persons responsible  for  managing  the  portfolios  of the  Fund and  other  client's accounts.

      When  orders to purchase or sell the same  security on  identical  terms are  placed by more  than one of the  funds  and/or  other  advisory  accounts managed by the Sub-Advisor or its affiliates,  the  transactions are generally executed  as  received,  although  a fund or  advisory  account  that does not direct trades to a specific  broker (these are called "free  trades")  usually will have its order  executed  first.  Orders  placed by accounts  that direct trades to a specific  broker will generally be executed after the free trades.
All orders placed on behalf of the Fund are considered  free trades.  However, having an order placed first in the market does not necessarily  guarantee the most  favorable  price.  Purchases are combined where possible for the purpose of negotiating brokerage  concessions.  In some cases that practice might have a  detrimental  effect on the price or volume of the  security in a particular transaction for the Fund.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless the  Sub-Advisor  determines  that a better price or  execution  can be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter.  Purchases from dealers include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

      The investment advisory agreement and the Sub-Advisory  Agreement permit the Manager and the Sub-Advisor to allocate  brokerage for research  services.
The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the  Sub-Advisor  and its affiliates.
The investment  research  received for the commissions of those other accounts may be  useful  both to the  Fund and one or more of the  Sub-Advisor's  other accounts.  Investment  research may be supplied to the  Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service also  assists the  Sub-Advisor  in a  non-research  capacity  (such as bookkeeping or other  administrative  functions),  then only the percentage or component  that  provides  assistance  to the  Sub-Advisor  in the  investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Sub-Advisor to use stated  commissions on  secondary  fixed-income  agency  trades to obtain  research  if the broker represents  to the  Sub-Advisor  that:  (i) the  trade  is not from or for the broker's  own  inventory,  (ii) the trade  was  executed  by the  broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees  permits the Sub-Advisor to use commissions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and
supplements  the  research  activities  of  the  Sub-Advisor.   That  research
provides  additional  views and comparisons for  consideration,  and helps the
Sub-Advisor to obtain market  information for the valuation of securities that are either held in the Fund's  portfolio or are being considered for purchase.
The  Sub-Advisor  provides  information to the Manager and the Board about the commissions  paid to  brokers  furnishing  such  services,  together  with the
Sub-Advisor's   representation   that  the  amount  of  such  commissions  was
reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor  bears the expenses normally  attributable  to  sales,  including  advertising  and  the  cost  of printing  and mailing  prospectuses,  other than those  furnished  to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the
Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------
Fiscal        Aggregate        Class A
              Front-End       Front-End
Year        Sales Charges   Sales Charges
Ended        on Class A      Retained by

  4/30:        Shares      Distributor((1))

-------------------------------------------
-------------------------------------------
  2003           $0              $0
-------------------------------------------
-------------------------------------------
  2004        $148,016         $49,222
-------------------------------------------
-------------------------------------------

   2005       $711,106        $215,289

-------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

------------------------------------------------------------------------------
Fiscal      Concessions on   Concessions on  Concessions on   Concessions on
Year        Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended        Advanced by      Advanced by      Advanced by     Advanced by

  4/30:    Distributor((1)) Distributor((1)) Distributor((1))Distributor((1))

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2003           $0              N/A             N/A              N/A
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2004         $3,762        $76,536(2)      $16,942((2))     $1,797((2))

------------------------------------------------------------------------------
------------------------------------------------------------------------------

   2005        $19,183          $207,764         $71,552         $18,945

------------------------------------------------------------------------------

1.    The   Distributor    advances    concession    payments   to   financial
   intermediaries  for  certain  sales of Class A  shares  and for  sales of
   Class B, Class C and Class N shares  from its own  resources  at the time of sale.

2. The  inception  date of Class  B,  Class C and  Class N  shares  was
   October 1, 2003.

------------------------------------------------------------------------------
Fiscal         Class A          Class B          Class C         Class N
              Contingent       Contingent      Contingent       Contingent
Year        Deferred Sales   Deferred Sales  Deferred Sales   Deferred Sales
Ended          Charges          Charges          Charges         Charges
  4/30:      Retained by      Retained by      Retained by     Retained by
             Distributor      Distributor      Distributor     Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2003           $0              N/A              N/A              N/A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2004           $0             $820              $79               $0
------------------------------------------------------------------------------
------------------------------------------------------------------------------

   2005          $867           $26,043          $3,957            $741

------------------------------------------------------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class
A shares and  Distribution  and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund pays the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of the  shares  of the particular  class.  Each  plan has  been  approved  by a vote of the  Board of
Trustees, including a majority of the Independent Trustees(1), cast in  person at a meeting called for the purpose of voting on that plan.

      Under the Plans,  the Manager and the  Distributor  may make payments to affiliates.  In their  sole  discretion,  they may also from time to time make substantial  payments from their own resources,  which include the profits the
Manager  derives  from  the  advisory  fees it  receives  from  the  Fund,  to compensate brokers,  dealers,  financial institutions and other intermediaries for providing distribution  assistance and/or administrative  services or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial   intermediaries,   brokers  and  dealers  may  receive  other
payments  from the  Distributor  or the Manager  from their own  resources  in connection  with the  promotion  and/or sale of shares of the Fund,  including payments to defray expenses  incurred in connection with educational  seminars and  meetings.  The  Manager or  Distributor  may share  expenses  incurred by financial  intermediaries  in  conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars  or meetings  at which the Fund is  discussed.  In their sole discretion,  the Manager and/or the  Distributor  may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the  Class  A  plan  that  would  materially increase  payments under the plan.  That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A  Service  Plan  Fees.  Under  the  Class  A  service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of  average  annual  net  assets of
Class A  shares.  The Board has set the rate at that  level.  The  Distributor does not receive or retain the  service fee on Class A shares in accounts  for which the Distributor has been listed as the  broker-dealer  of record.  While the plan  permits  the  Board to  authorize  payments  to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so, except  in the case of the  special  arrangement  described  below,  regarding
grandfathered   retirement   accounts.   The  Distributor  makes  payments  to
recipients  quarterly  at an annual  rate not to exceed  0.25% of the  average annual net assets  consisting  of Class A shares  held in the  accounts of the recipients or their customers.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the
costs  of   distributing   the  shares.   After  the  first  year  shares  are
outstanding,   the  Distributor  makes  service  fee  payments  to  recipients quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal year ended  April 30,  2005,  payments  under the Class A plan totaled $77,199,  of which $681 was retained by the Distributor under the arrangement described above, regarding grandfathered  retirement accounts, and included $5,710 paid to an affiliate of the Distributor's  parent company. Any unreimbursed  expenses the  Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The  Distributor may  not  use  payments  received  under  the  Class  A plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution  and Service Plan Fees.  Under
each plan,  distribution  and service  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each  regular  business day during the period.  Each plan  provides for the
Distributor  to be  compensated  at a flat  rate,  whether  the  Distributor's distribution  expenses  are  more or less  than the  amounts  paid by the Fund under the plan  during  the  period  for  which the fee is paid.  The types of services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the  asset-based  sales charges  and  the  service  fees or to pay  recipients  the  service  fee on a
quarterly  basis,  without  payment  in  advance.   However,  the  Distributor
currently  intends to pay the  service  fee to  recipients  in advance for the first year after Class B, Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares  are  outstanding,  after  their purchase,  the  Distributor  makes  service fee  payments  quarterly  on those shares.  The advance  payment is based on the net asset value of shares  sold.
Shares  purchased  by exchange  do not  qualify  for the  advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those  shares.  Class B, Class C or Class N shares may not be  purchased  by an  investor  directly  from the  Distributor without the investor  designating  another  registered  broker-dealer.  If the investor  no  longer  has  another  broker-dealer  of record  for an  existing account,  the Distributor is automatically  designated as the broker-dealer of record,  but  solely  for the  purpose  of acting as the  investor's  agent to purchase the shares.  In those cases, the Distributor  retains the asset-based sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

      The  asset-based  sales  charge and service  fees  increase  Class B and
Class C expenses by 1.00% and the  asset-based  sales  charge and service fees increase  Class  N  expenses  by  0.50%  of the  net  assets  per  year of the respective classes.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class
N service fee and the  asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales  concession and service fee in advance at the time of purchase.

      The  asset-based  sales  charge  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charge to the Distributor for its services  rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares,
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

      The Distributor's  actual expenses in selling Class B, Class C and Class
N shares  may be more  than  the  payments  it  receives  from the  contingent deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B,  Class C or Class N plan is  terminated  by the Fund,  the Board of Trustees  may allow the Fund to  continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing  shares before the plan was terminated.

--------------------------------------------------------------------------------

 Distribution Fees Paid to the Distributor for the Fiscal Year Ended April 30,
                                     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan      $87,883        $74,888(1)        $217,452          1.51%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan      $71,264        $44,303(2)        $87,121           0.63%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan       $7,846         $5,821(3)        $44,854           1.09%

--------------------------------------------------------------------------------

1.    Includes $664 paid to an affiliate of the Distributor's parent company.
2.    Includes  $1,977  paid  to an  affiliate  of  the  Distributor's  parent company.

3.    Includes $50 paid to an affiliate of the Distributor's parent company.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's  most recent  fiscal  year end.  You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.225.5677  or by visiting the  OppenheimerFunds  Internet  website at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total returns for the advertised class of shares of the Fund.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

o     Total returns measure the  performance of a hypothetical  account in the
         Fund over  various  periods and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

o     The Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.

o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The  principal  value of the Fund's  shares,  and total  returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Total   returns   for  any  given  past  period   represent   historical
         performance information and are not, and should not be considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the  sixth  year  and  none  thereafter.  For  Class  C  shares,  the  1.0%
contingent  deferred  sales  charge is deducted  for returns for the  one-year period.  For Class N shares,  the 1.0%  contingent  deferred  sales  charge is deducted  for  returns  for the  one-year  period,  and total  returns for the periods prior to 10/01/03 (the  inception date for Class N shares) is based on the Fund's  Class A returns,  adjusted  to  reflect  the higher  Class N 12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

ERV l/n   - 1  = Average Annual Total
               Return
 P

o     Average  Annual  Total  Return  (After  Taxes  on  Distributions).   The
"average  annual  total  return  (after  taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD l/n       Distributions)
---

 P

o     Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on
Fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

            - 1  = Average Annual Total Return (After Taxes on Distributions
ATVDR l/n        and Redemptions)
---

 P

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P
o     Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return "at net asset value"
(without  deducting  sales  charges)  for Class A, Class B, Class C or Class N shares.  There is no sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset value per share at the  beginning  and the end of the period  for a  hypothetical  investment  in  that  class  of  shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------

        The Fund's Total Returns for the Periods Ended April 30, 2005

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class of      Cumulative Total            Average Annual Total Returns
                  Returns
                (10 Years or
             life-of-class, if
Shares             less)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                          1-Year                5-Year

                                                         (or life of class if
                                                                 less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After        Without   After        Without   After      Without
           Sales         Sales    Sales         Sales    Sales      Sales
             Charge     Charge      Charge     Charge      Charge     Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class        76.29%     87.05%      28.28%     36.11%      19.68%     21.95%
A((1))

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B(2)   38.23%     42.23%      30.10%     35.10%      22.73%     24.97%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C(3)   42.41%     42.41%      34.07%     35.07%      25.07%     25.07%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N(4)   43.35%     43.35%      34.80%     35.80%      25.59%     25.59%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class Y(5)   44.63%     44.63%      36.57%     36.57%      26.30%     26.30%

-------------------------------------------------------------------------------

1. Inception of Class A: 3/4/02
2. Inception of Class B: 10/1/03
3. Inception of Class C: 10/1/03
4. Inception of Class N: 10/1/03
5. Inception of Class Y: 10/1/03

-------------------------------------------------------------

 Average Annual Total Returns for Class A(1) Shares (After
                       Sales Charge)
            For the Periods Ended April 30, 2005

-------------------------------------------------------------
-------------------------------------------------------------
                                1-Year          5-Year

                                              (or life of
                                            class if less)

-------------------------------------------------------------
-------------------------------------------------------------

After Taxes on Distributions    26.93%          18.50%

-------------------------------------------------------------
-------------------------------------------------------------

After Taxes on                  18.45%          16.37%

Distributions and
Redemption of Fund Shares
-------------------------------------------------------------
          1.Inception of Class A: 3/4/02

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X|   Lipper  Rankings.  From  time to time  the Fund  may  publish  the ranking  of  the  performance  of  its  classes  of  shares  by  Lipper,  Inc.
("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated  investment  companies, including  the Fund,  and ranks  their  performance  for  various  periods  in categories based on investment  styles.  The Lipper  performance  rankings are based  on  total  returns  that  include  the  reinvestment  of  capital  gain distributions  and income  dividends  but do not take  sales  charges or taxes
into  consideration.   Lipper  also  publishes  "peer-group"  indices  of  the
performance  of all mutual  funds in a category  that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the  performance of its classes of shares by  Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in their specialized market sector. The Fund is rated among real estate funds.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight variations in the distribution  percentages.)  The Overall  Morningstar
Rating  for a fund is  derived  from a  weighted  average  of the  performance
figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

      |X|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in publications to the performance
of various  market  indices or other  investments,  and averages,  performance rankings or other  benchmarks  prepared by recognized  mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,

o information about the performance of certain securities or commodities markets or segments of those markets,

o information about the performance of the economies of particular  countries or regions,

o the  earnings of  companies  included in  segments of  particular  industries, sectors, securities markets, countries or regions,

o the availability of different types of securities or offerings of securities,

o information  relating to the gross national or gross  domestic  product of the
United States or other countries or regions,

o comparisons of various  market sectors or indices to demonstrate  performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix C contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock Exchange (the  "Exchange").  The Exchange normally closes at 4:00 p.m.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the  Exchange,  the shares will be  purchased  and  dividends  will  begin to accrue on the next  regular business day. The proceeds of ACH transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus,  a reduced sales charge rate may be  obtained  for  Class A shares  under  Right of  Accumulation  and
Letters of Intent  because of the economies of scales efforts and reduction in expenses  realized by the Distributor,  dealers and brokers making such sales.
No sales  charge is  imposed  in  certain  other  circumstances  described  in
Appendix  C  to  this   Statement  of  Additional   Information   because  the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Main Street Small Cap Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer MidCap Fund
Oppenheimer Balanced Fund                 Oppenheimer New Jersey Municipal Fund
Oppenheimer Core Bond Fund                Oppenheimer Pennsylvania Municipal Fund
Oppenheimer California Municipal Fund     Oppenheimer Portfolio Series:
Oppenheimer Capital Appreciation Fund       Active Allocation Fund
Oppenheimer Capital Income Fund             Aggressive Investor Fund
Oppenheimer Champion Income Fund            Conservative Investor Fund
Oppenheimer Convertible Securities Fund     Moderate Investor Fund
Oppenheimer Developing Markets Fund       Oppenheimer Principal Protected Main
                                          Street Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Principal Protected Main
                                          Street Fund II
Oppenheimer Discovery Fund                Oppenheimer Principal Protected Main
                                          Street Fund III
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Balanced Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Capital Value Fund,
                                          Inc.
Oppenheimer Enterprise Fund               Oppenheimer Quest International Value
                                          Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Fund                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Opportunities Fund     Oppenheimer Real Asset Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Real Estate Fund
Oppenheimer Growth Fund                   Oppenheimer Rochester National
                                          Municipals
Oppenheimer High Yield Fund               Oppenheimer Select Value Fund
Oppenheimer International Bond Fund       Oppenheimer Senior Floating Rate Fund
Oppenheimer International Growth Fund     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer International Small Company   Oppenheimer Strategic Income Fund
Fund
Oppenheimer International Value Fund      Oppenheimer Total Return Bond Fund
Oppenheimer Limited Term California       Oppenheimer U.S. Government Trust
Municipal Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer Value Fund
Oppenheimer Limited Term Municipal Fund   Limited-Term New York Municipal Fund
Oppenheimer Main Street Fund              Rochester Fund Municipals
Oppenheimer Main Street Opportunity Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances   described  in  this  Statement  of  Additional
Information,  redemption  proceeds of certain  money market fund shares may be subject to a contingent deferred sales charge.

Letters of  Intent.  Under a Letter of Intent  ("Letter"),  you can reduce the sales  charge  rate that  applies to your  purchases  of Class A shares if you purchase  Class A, Class B or Class C shares of the Fund or other  Oppenheimer funds during a 13-month  period.  The total amount of your  purchases of Class
A,  Class B and  Class C shares  will  determine  the sales  charge  rate that applies to your Class A share purchases during that period.  You can choose to include  purchases  that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer  Money Market Fund and Oppenheimer Cash Reserves
on  which  you  have  not  paid a sales  charge  and any  Class N  shares  you purchase,  or may have purchased,  will not be counted towards  satisfying the purchases specified in a Letter.

      A Letter is an  investor's  statement in writing to the  Distributor  of his or her  intention  to purchase a  specified  value of Class A, Class B and
Class C shares  of the Fund and  other  Oppenheimer  funds  during a  13-month period (the "Letter  period").  At the  investor's  request,  this may include purchases  made up to 90 days  prior to the  date of the  Letter.  The  Letter states the investor's  intention to make the aggregate  amount of purchases of shares  which  will  equal or  exceed  the  amount  specified  in the  Letter.
Purchases  made by  reinvestment  of dividends or capital gains  distributions and  purchases  made at net asset value (i.e.  without a sales  charge) do not count toward satisfying the amount of the Letter.

      Each  purchase  of Class A shares  under the Letter  will be made at the offering  price  (including  the sales  charge)  that would  apply to a single lump-sum  purchase of shares in the amount  intended to be purchased under the
Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the  investor's  purchases  of shares  within the Letter period,  when  added  to the  value  (at  offering  price)  of the  investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the application used for a Letter. If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total  eligible  purchases  made during the Letter  period do not equal or exceed the intended purchase amount, the concessions  previously paid to the  dealer of  record  for the  account  and the  amount  of sales  charge retained  by the  Distributor  will be  adjusted  to the rates  applicable  to actual total purchases.  If total eligible  purchases during the Letter period exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor  the excess of the amount of  concessions  allowed  or paid to the dealer  over the amount of concessions  that  apply  to  the  actual  amount  of  purchases.  The  excess concessions  returned to the Distributor  will be used to purchase  additional shares for the  investor's  account at the net asset value per share in effect on the  date  of such  purchase,  promptly  after  the  Distributor's  receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the investor prior to the termination of the Letter period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the investor  during the Letter period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the 13-month  Letter  period,  the  escrowed  shares will be promptly released to the investor.

      3. If, at the end of the  13-month  Letter  period  the total  purchases pursuant to the Letter are less than the intended  purchase  amount  specified in the Letter,  the investor must remit to the  Distributor an amount equal to the  difference  between the dollar amount of sales charges  actually paid and the amount of sales  charges  which  would have been paid if the total  amount purchased had been made at a single time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion of the Letter.  If the difference  in sales  charges is not paid  within  twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the  expiration  of the  Letter,  redeem  the  number  of  escrowed  shares necessary to realize such  difference in sales  charges.  Full and  fractional shares  remaining  after such  redemption  will be released from escrow.  If a request is received  to redeem  escrowed  shares  prior to the payment of such
additional  sales  charge,   the  sales  charge  will  be  withheld  from  the
redemption proceeds.

      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow  hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement accounts.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates,  as described in Appendix C to this Statement of Additional  Information.  Certain special  sales  charge  arrangements  described  in  that  Appendix  apply  to retirement  plans whose records are maintained on a daily  valuation  basis by
Merrill Lynch Pierce Fenner & Smith, Inc.  ("Merrill Lynch") or an independent record keeper that has a contract or special  arrangement  with Merrill Lynch.
If on the date the plan  sponsor  signed  the  Merrill  Lynch  record  keeping service  agreement  the plan has less than $1  million in assets  invested  in applicable  investments  (other than assets  invested in money market  funds), then the retirement  plan may purchase only Class C shares of the  Oppenheimer funds.  If on the  date the plan  sponsor  signed  the  Merrill  Lynch  record keeping  service  agreement the plan has $1 million or more in assets but less than $5 million in assets  invested  in  applicable  investments  (other  than assets invested in money market funds),  then the retirement plan may purchase only Class N shares of the Oppenheimer  funds. If on the date the plan sponsor signed the Merrill  Lynch record  keeping  service  agreement  the plan has $5 million or more in assets  invested  in  applicable  investments  (other  than assets invested in money market funds),  then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds  has entered  into  arrangements  with  certain  record keepers  whereby the  Transfer  Agent  compensates  the record  keeper for its record keeping and account  servicing  functions that it performs on behalf of the participant  level accounts of a retirement plan. While such  compensation may act to reduce the record  keeping  fees charged by the  retirement  plan's record keeper,  that  compensation  arrangement may be terminated at any time, potentially  affecting  the record  keeping  fees  charged  by the  retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different shareholder  privileges and features. The net income attributable to
Class B,  Class C or  Class N shares  and the  dividends  payable  on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares normally are sold subject to an initial sales charge.  While Class B,
Class C and Class N shares have no initial  sales  charge,  the purpose of the deferred  sales  charge and  asset-based  sales charge on Class B, Class C and
Class N shares  is the same as that of the  initial  sales  charge  on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept a purchase  order of  $100,000 or more for Class B shares  or a  purchase  order of $1  million  or more to  purchase
Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be  purchased  by an investor directly  from  the  Distributor  without  the  investor  designating  another registered broker-dealer.

      |X|   Class A Shares Subject to a Contingent  Deferred Sales Charge. For
purchases  of Class A shares at net asset  value  whether or not  subject to a contingent  deferred  sales charge as described  in the  Prospectus,  no sales concessions will be paid to the  broker-dealer of record,  as described in the
Prospectus,  on sales of Class A shares purchased with the redemption proceeds of  shares  of  another  mutual  fund  offered  as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also  offered as  investment options  under a special  arrangement  with the  Distributor,  if the purchase occurs  more  than 30  days  after  the  Oppenheimer  funds  are  added  as an investment option under that plan.  Additionally,  that concession will not be paid on  purchases  of Class A  shares  by a  retirement  plan  made  with the redemption  proceeds of Class N shares of one or more  Oppenheimer  funds held by the plan for more than 18 months.

      |X|   Class B Conversion.  Under current  interpretations  of applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion of
Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change,  the automatic  conversion feature may be suspended.
In that  event,  no further  conversions  of Class B shares  would occur while that  suspension  remained in effect.  Although  Class B shares  could then be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to  Individual  401(k)  plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group  Retirement  Plans (as defined in Appendix C to this  Statement of  Additional  Information)  which  have  entered  into a special agreement with the Distributor for that purpose,

o     to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the
            Internal  Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds  of  Class  A  shares  of one or more  Oppenheimer  funds
            (other than rollovers from an OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA  invested in the  Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year (other than  rollovers  from an
            OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
            Pinnacle  or  Ascender   401(k)  plan  made  with  the  redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset values of shares,  and therefore are indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing agent fees and expenses,  and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance  valued under $500.
The Minimum Balance Fee is automatically  deducted from each such Fund account on or about the second to last business day of September.

      Listed  below are certain  cases in which the Fund has  elected,  in its discretion,  not to assess the Fund Account Fees. These exceptions are subject to change:
         A fund account whose shares were  acquired  after  September  30th of the prior year;
o     A fund  account  that has a  balance  below  $500  due to the  automatic conversion  of shares  from  Class B to Class A  shares.  However, once all Class B shares  held in the account  have been  converted to Class A shares the new account  balance  may become  subject to the Minimum Balance Fee;
o     Accounts of  shareholders  who elect to access their  account  documents electronically via eDoc Direct;
o     A fund  account  that has only  certificated  shares and,  has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers o  under    the
            NSCC Fund/SERV system;
o     Accounts  held  under the  Oppenheimer  Legacy  Program  and/or  holding certain Oppenheimer Variable Account Funds;
o     Omnibus  accounts  holding  shares  pursuant to the Pinnacle,  Ascender,
            Custom  Plus,  Recordkeeper  Pro and Pension  Alliance  Retirement
            Plan programs; and
o     A fund account  that falls below the $500  minimum  solely due to market fluctuations  within the 12-month  period  preceding  the date the fee is deducted.

      To access  account  documents  electronically  via eDocs Direct,  please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call
1.888.470.0862 for instructions.

      The Fund  reserves  the  authority  to modify  Fund  Account  Fees in its discretion.

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of the  Exchange  on  each  day  that  the  Exchange  is  open.  The
calculation   is  done  by  dividing  the  value  of  the  Fund's  net  assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example,  in case of weather emergencies or on days falling  before a U.S.  holiday).  All  references  to time in this
Statement of Additional  Information  mean "Eastern time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and
Christmas Day. It may also close on other days.

      Dealers  other than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends and holidays)  or after 4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when shareholders may not  purchase or redeem  shares.  Additionally,  trading on  European  and
Asian stock  exchanges  and  over-the-counter  markets  normally is  completed before the close of the Exchange.

      Changes  in the values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those  securities are  determined,  but before the close of the Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the Manager determines  that the event is likely to effect a material  change in the value of the security.  The Manager, or an internal valuation committee  established by the Manager,  as applicable,  may establish a valuation,  under  procedures established  by the  Board  and  subject  to the  approval,  ratification  and confirmation by the Board at its next ensuing meeting

      |X|   Securities   Valuation.   The  Fund's   Board  of   Trustees   has
established procedures for the valuation of the Fund's securities.  In general those procedures are as follows:
o     Equity  securities  traded on a U.S.  securities  exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or

(2)   if last sale  information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is  within  the  spread  of the  closing  "bid"  and
               "asked"  prices  on the  valuation  date  or,  if  not,  at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
               Board of Trustees, or
(2)   at the last sale price  obtained by the  Manager  from the report of the principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange on which the  security is traded or, on the basis of  reasonable  inquiry,  from two  market  makers in the security.
o     Long-term debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of  less  than  397  days  when  issued  that  have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
o     Securities    (including     restricted     securities)    not    having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      The  closing  prices  in the  New  York  foreign  exchange  market  on a particular  business day that are provided to the Manager by a bank, dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign currency,  including forward  contracts,  and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued at the last  sale  price on the principal exchange on which they are traded or on Nasdaq(R),  as applicable,  as determined  by a pricing  service  approved by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within  the spread of the closing "bid" and "asked"  prices on the  principal  exchange or on Nasdaq(R)on the  valuation  date.  If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq(R)on the  valuation  date. If the put, call or future is not traded on an exchange  or on Nasdaq(R),  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C, Class N or Class Y shares.  The Fund may  amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the
Fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the  shares of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that  case the  sales  charge  would be  added to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The  Prospectus  states that  payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $500 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 p.m.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 p.m.)

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B,  Class C and Class N  shareholders  should  not  establish  automatic withdrawal  plans,  because  of the  potential  imposition  of the  contingent deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N  contingent  deferred  sales  charge  is  waived  as  described  in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions  that apply to such plans, as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds  application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

|X|Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales  charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  these  plans  should  not be  considered  as a yield or  income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the plan  application so that the shares represented by the certificate may be held under the plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a plan.  The  Transfer  Agent will also  terminate  a plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use Class A shares held under the plan as collateral  for a debt, the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o All of the  Oppenheimer  funds  currently  offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:

Centennial California Tax Exempt Trust   Centennial New York Tax Exempt Trust
Centennial Government Trust              Centennial Tax Exempt Trust

   Centennial Money Market Trust

   The following funds do not offer Class N shares:

Limited Term New York Municipal Fund     Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals          Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                         Street Fund II
Oppenheimer California Municipal Fund    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer International Value Fund     Oppenheimer Rochester National

                                         Municipals

Oppenheimer Limited Term California      Oppenheimer Senior Floating Rate Fund
Municipal Fund
Oppenheimer Limited Term Municipal Fund  Rochester Fund Municipals

   The following funds do not offer Class Y shares:

Limited Term New York Municipal Fund     Oppenheimer International Small
                                         Company Fund

Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal
                                         Fund
Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal
                                         Fund
Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                         Street Fund
Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                         Street Fund II

Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                         Street Fund III
Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                         Inc.
Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                         Fund, Inc.
Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National
                                         Municipals
Oppenheimer Developing Markets Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund Oppenheimer Small Cap Value Fund
Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund

o Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o Class Y shares of Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.

o Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available  only by exchange  from the same class of shares of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o Class M shares of  Oppenheimer  Convertible  Securities  Fund may be exchanged only for Class A shares of other Oppenheimer  funds. They may not be acquired by exchange of shares of any class of any other  Oppenheimer  funds  except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o Class A shares of  Oppenheimer  funds may be  exchanged at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund  purchased  without a sales  charge may be  exchanged  for shares of
Oppenheimer  funds offered with a sales charge upon payment of the sales charge.
They may also be used to  purchase  shares of  Oppenheimer  funds  subject to an early withdrawal charge or contingent deferred sales charge.

o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at
net  asset  value  for  shares  of  any  of  the  Oppenheimer  funds.   However,
shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of  Oppenheimer  Principal  Protected  Main  Street  Fund until after the expiration of the warranty period (8/5/2010).

o Shares of Oppenheimer Principal Protected Main Street Fund II may be exchanged at net  asset  value  for  shares  of any of  the  Oppenheimer  funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of  Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (2/4/2011).

Shares of Oppenheimer  Principal Protected Main Street Fund III may be exchanged at net  asset  value  for  shares  of any of  the  Oppenheimer  funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main Street Fund III until after the expiration of the warranty period (12/6/2011).

The Fund may amend,  suspend or terminate  the  exchange  privilege at any time.
Although the Fund may impose these changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable  law. It may be  required  to provide 60 days'  notice  prior to  materially  amending or terminating  the  exchange  privilege.  That 60 day  notice is not  required  in extraordinary circumstances.

|X| How  Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any  Oppenheimer  fund (other than  Rochester  National
Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the  initial  purchase  of the  exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When  Class A shares of  Rochester  National  Municipals  and  Rochester  Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer  Money Market
Fund,  Inc.  acquired  by  exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     Except  with  respect  to the  Class B  shares  described  in the  next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

o With respect to Class B shares of Limited-Term  Government Fund,  Limited Term
Municipal  Fund,  Limited Term New York  Municipal Fund and  Oppenheimer  Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

o With respect to Class B shares of Cash Reserves that were acquired through the exchange  of Class B  shares  initially  purchased  in the  Oppenheimer  Capital
Preservation  Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five years of that  initial purchase.

o With respect to Class C shares,  the Class C contingent  deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan  (not  including  IRAs and  403(b)  plans)  is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o When Class B, Class C or Class N shares are  redeemed  to effect an  exchange, the  priorities  described  in "How To Buy  Shares"  in the  Prospectus  for the
imposition of the Class B, Class C or Class N contingent  deferred  sales charge will be followed  in  determining  the order in which the shares are  exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any  dividends  or the  realization  of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.
That is because of the effect of the asset-based  sales charge on Class B, Class
C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence of any  difference in the net asset values of the different  classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly  highlighted  in the  Prospectus.  The  following  is only a summary  of certain  additional  tax  considerations  generally  affecting  the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Fund are urged to consult their tax advisers  with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

          |X|  Qualification  as a Regulated  Investment  Company.  The Fund has
     elected to be taxed as a regulated investment company under Subchapter M of the Internal  Revenue Code of 1986, as amended.  As a regulated  investment company,  the Fund is not  subject to federal  income tax on the portion of its net investment income (that is, taxable interest,  dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to shareholders. That qualification enables the
     Fund  to  "pass   through"  its  income  and  realized   capital  gains  to
     shareholders  without having to pay tax on them. This avoids a "double tax"
     on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their
     Fund  shares  are  held  in a  retirement  account  or the  shareholder  is otherwise exempt from tax).

          The Internal  Revenue Code contains a number of complex tests relating to  qualification  that the Fund might not meet in a particular year. If it did not  qualify  as a  regulated  investment  company,  the Fund  would be treated for tax purposes as an ordinary  corporation  and would  receive no tax deduction for payments made to shareholders.

          To qualify as a regulated investment company, the Fund must distribute at least 90% of its  investment  company  taxable  income  (in  brief,  net investment  income and the excess of net  short-term  capital gain over net long-term  capital loss) for the taxable  year.  The Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under  specified  circumstances,  within 12  months  after the close of the taxable year, will be considered  distributions of income and gains for the
     taxable  year  and  will  therefore   count  toward   satisfaction  of  the
     above-mentioned requirement.

          To qualify as a regulated  investment company, the Fund must derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities loans,  gains from the sale or other disposition of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

          In addition to satisfying the  requirements  described above, the Fund must  satisfy  an  asset  diversification  test in order  to  qualify  as a regulated investment company. Under that test, at the close of each quarter of the Fund's  taxable year, at least 50% of the value of the Fund's assets
     must  consist  of  cash  and  cash  items  (including  receivables),   U.S.
     government securities,  securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have  invested  more than 5% of the value of the Fund's total assets in securities  of each such issuer and the Fund must not hold more than 10% of the outstanding  voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the  securities of any one issuer  (other than U.S.  government  securities  and  securities  of other regulated investment  companies),  or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
     For  purposes of this test,  obligations  issued or  guaranteed  by certain agencies or  instrumentalities  of the U.S.  government are treated as U.S.
     government securities.

          |X| Excise Tax on Regulated Investment  Companies.  Under the Internal
     Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current year. If it does not, the
     Fund must pay an excise tax on the amounts not distributed. It is presently anticipated  that the Fund  will  meet  those  requirements.  To meet  this requirement,  in  certain  circumstances  the  Fund  might be  required  to liquidate portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine  in a particular  year that it would be in the best  interests of shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for  distribution to shareholders.

          |X| Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those  distributions  will be taxable to  shareholders  as  ordinary income and treated as dividends for federal income tax purposes.

          Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received  deduction for corporate shareholders.  Long-term  capital gains  distributions are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for  the  deduction  is  limited  to the  aggregate  amount  of  qualifying dividends  that the Fund derives from portfolio  investments  that the Fund has held for a minimum  period,  usually 46 days.  A corporate  shareholder will not be eligible for the  deduction  on  dividends  paid on Fund shares held for 45 days or less.  To the extent the Fund's  dividends  are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign  corporations,  those dividends will not qualify for the deduction.

          The Fund may  either  retain or  distribute  to  shareholders  its net capital  gain  for  each  taxable  year.  The  Fund  currently  intends  to distribute any such amounts. If net long term capital gains are distributed and  designated  as a capital  gain  distribution,  it will be  taxable  to shareholders as a long-term capital gain and will be properly identified in reports sent to  shareholders  in January of each year. Such treatment will apply no  matter  how long the  shareholder  has held his or her  shares or whether  that  gain was  recognized  by the  Fund  before  the  shareholder acquired his or her shares.

          If the Fund  elects to retain its net capital  gain,  the Fund will be subject to tax on it at the 35%  corporate  tax rate. If the Fund elects to retain its net  capital  gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each shareholder will be required  to  report  his or her pro rata  share of such  gain on their tax return as long-term  capital gain, will receive a refundable tax credit for his/her  pro  rata  share of tax  paid by the  Fund on the  gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed distribution less the tax credit.

          Investment income that may be received by the Fund from sources within foreign  countries may be subject to foreign taxes  withheld at the source.
     The United States has entered into tax treaties with many foreign countries which  entitle the Fund to a reduced rate of, or exemption  from,  taxes on such income.

          Distributions  by the  Fund  that do not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be treated as a return of capital to the extent of the shareholder's  tax basis in their shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior  distributions  made  by  the  Fund  must  be  re-characterized  as a non-taxable  return of capital at the end of the fiscal year as a result of the effect of the Fund's  investment  policies,  they will be identified as such in notices sent to shareholders.

          Distributions  by the Fund will be  treated  in the  manner  described above  regardless  of  whether  the  distributions  are  paid  in  cash  or reinvested  in  additional  shares  of  the  Fund  (or  of  another  fund).
     Shareholders receiving a distribution in the form of additional shares will be treated  as  receiving  a  distribution  in an amount  equal to the fair market  value of the shares  received,  determined  as of the  reinvestment date.

          The Fund will be required in certain cases to withhold 28% of ordinary income  dividends,  capital  gains  distributions  and the  proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly certify that number when  required,  (2) who is subject to backup  withholding  for failure to report the receipt of interest or dividend income  properly,  or
     (3) who has  failed  to  certify  to the Fund that the  shareholder  is not subject  to  backup  withholding  or is an  "exempt  recipient"  (such as a corporation).  Any tax  withheld by the Fund is remitted by the Fund to the
     U.S.  Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

          |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares,  the  shareholder  will recognize a gain or loss on the redeemed  shares in an amount equal to the  difference  between the  proceeds of the  redeemed  shares and the  shareholder's  adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

          In general,  any gain or loss arising from the redemption of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However,  any capital  loss arising from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss  to the  extent  of the  amount  of  capital  gain dividends received on those shares.  Special holding period rules under the
     Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the  deductibility  of capital losses in any year.

          |X|  Foreign   Shareholders.   Under  U.S.  tax  law,  taxation  of  a
     shareholder  who is a foreign  person (to  include,  but not  limited to, a nonresident alien individual,  a foreign trust, a foreign estate, a foreign corporation,  or a foreign  partnership)  primarily  depends on whether the foreign  person's  income from the Fund is  effectively  connected with the conduct of a U.S. trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

          Ordinary  income  dividends  that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a
     U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly  completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country  of  residence  has a tax treaty with the U.S.  allowing  for a reduced  tax rate on ordinary  income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the
     Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

          If the  ordinary  income  dividends  from  the  Fund  are  effectively connected  with the conduct of a U.S.  trade or business,  then the foreign person may claim an exemption  from the U.S. tax described  above  provided the Fund obtains a properly  completed  and signed  Certificate  of Foreign
     Status.  If the foreign person fails to provide a certification  of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
     28% on ordinary  income  dividends,  capital  gains  distributions  and the proceeds of the redemption of shares,  paid to any foreign person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

          The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those  described  herein.
     Foreign  shareholders  are urged to consult  their own tax  advisors or the
     U.S.   Internal   Revenue  Service  with  respect  to  the  particular  tax
     consequences  to  them  of  an  investment  in  the  Fund,   including  the
     applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  custodian  of the Fund's  assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent Registered Public Accounting Firm. __________________ serves as
     the   Independent   Registered   Public   Accounting  Firm  for  the  Fund.
     _______________  audits the Fund's financial  statements and performs other related audit  services._____________________  also acts as the independent registered  public  accounting  firm for certain other funds advised by the
     Manager  and its  affiliates.  Audit and  non-audit  services  provided  by
     ______________ to the Fund must be pre-approved by the Audit Committee.

   .

                  Appendix A

             RATINGS DEFINITIONS
             -------------------

     Below   are   summaries   of   the   rating   definitions   used   by   the
     nationally-recognized rating agencies listed below. Those ratings represent the  opinion  of the agency as to the  credit  quality of issues  that they rate.  The summaries  below are based upon publicly  available  information provided by the rating organizations.

     Moody's Investors Service, Inc. ("Moody's")

     LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

     Aaa:  Bonds and  preferred  stock  rated  "Aaa"  are  judged to be the best quality.  They  carry the  smallest  degree of  investment  risk.  Interest payments are protected by a large or by an exceptionally  stable margin and principal is secure.  While the various  protective  elements are likely to change,  the changes that can be expected  are most  unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds and  preferred  stock rated "Aa" are judged to be of high quality by all  standards.  Together  with the "Aaa" group,  they comprise what are generally  known as  high-grade  bonds.  They are rated lower than the best bonds  because  margins  of  protection  may not be as large as with  "Aaa"
     securities  or  fluctuation  of  protective  elements  may  be  of  greater amplitude or there may be other  elements  present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

     A: Bonds and preferred  stock rated "A" possess many  favorable  investment attributes  and are to be considered  as  upper-medium  grade  obligations.
     Factors giving  security to principal and interest are considered  adequate but elements may be present  which suggest a  susceptibility  to impairment some time in the future.

     Baa:  Bonds and  preferred  stock rated "Baa" are  considered  medium-grade obligations; that is, they are neither highly protected nor poorly secured.
     Interest  payments and principal  security  appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable  over any great  length of time.  Such  bonds  lack  outstanding investment characteristics and have speculative characteristics as well.

     Ba:  Bonds and  preferred  stock rated "Ba" are judged to have  speculative elements.  Their  future  cannot  be  considered  well-assured.  Often  the protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both  good and bad  times  over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds and preferred  stock rated "B" generally lack  characteristics  of the desirable  investment.  Assurance of interest and principal payments or of  maintenance of other terms of the contract over any long period of time may be small.

     Caa:  Bonds and  preferred  stock  rated "Caa" are of poor  standing.  Such issues may be in default or there may be present  elements  of danger  with respect to principal or interest.  Ca: Bonds and preferred stock rated "Ca"
     represent  obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation  ranks in the higher end of its  generic  rating  category;  the modifier "2" indicates a mid-range ranking;  and the modifier "3" indicates a ranking  in the  lower  end of that  generic  rating  category.  Advanced refunded  issues that are secured by certain assets are identified with a #
     symbol.

     PRIME RATING SYSTEM  (SHORT-TERM  RATINGS - TAXABLE DEBT) These ratings are opinions of the ability of issuers to honor  senior  financial  obligations and contracts.  Such  obligations  generally have an original  maturity not exceeding one year, unless explicitly noted.

     Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

     Prime-2:  Issuer has a strong  ability for  repayment of senior  short-term debt obligations.  Earnings trends and coverage ratios, while sound, may be
     more   subject  to   variation.   Capitalization   characteristics,   while
     appropriate,  may be more affected by external conditions.  Ample alternate liquidity is maintained.

     Prime-3:   Issuer  has  an  acceptable  ability  for  repayment  of  senior short-term obligations.  The effect of industry  characteristics and market
     compositions   may  be  more   pronounced.   Variability  in  earnings  and
     profitability  may  result  in  changes  in the  level  of debt  protection measurements and may require relatively high financial  leverage.  Adequate alternate liquidity is maintained.

     Not Prime: Issuer does not fall within any Prime rating category.

     Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
     McGraw-Hill Companies, Inc.

     LONG-TERM  ISSUE CREDIT  RATINGS Issue credit  ratings are based in varying degrees, on the following considerations:  o Likelihood of payment-capacity and  willingness  of the  obligor to meet its  financial  commitment  on an obligation in accordance with the terms of the obligation;  o Nature of and provisions of the  obligation;  and o Protection  afforded by, and relative position of, the obligation in the event of bankruptcy,  reorganization, or other  arrangement  under the laws of bankruptcy  and other laws  affecting creditors' rights. The issue ratings  definitions are expressed in terms of default risk.  As such,  they pertain to senior  obligations  of an entity.
     Junior  obligations are typically rated lower than senior  obligations,  to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation rated "AAA" have the highest rating assigned by Standard
     & Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

     AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An  obligation  rated "A" are somewhat more  susceptible  to the adverse
     effects  of  changes  in   circumstances   and  economic   conditions  than
     obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated "BBB"  exhibit  adequate  protection  parameters.
     However,  adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC, and C An obligation  rated `BB', `B', `CCC',  `CC', and `C'
     are  regarded  as  having  significant  speculative  characteristics.  `BB'
     indicates the least degree of speculation  and `C' the highest.  While such obligations  will likely have some quality and protective  characteristics, these  may be  outweighed  by large  uncertainties  or major  exposures  to adverse conditions.

     BB: An obligation  rated "BB" are less  vulnerable to nonpayment than other speculative  issues.  However,  they face major  ongoing  uncertainties  or exposure to adverse business, financial, or economic conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

     B:  An  obligation  rated  "B"  are  more  vulnerable  to  nonpayment  than obligations  rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or
     economic   conditions   will  likely  impair  the  obligor's   capacity  or
     willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated "CCC" are currently vulnerable to nonpayment,  and are dependent upon favorable business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial  commitment on the obligation.

     CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

     C: Subordinated debt or preferred stock obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating may be used to cover a situation  where a  bankruptcy  petition  has been filed or similar  action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred  stock issue in arrears on  dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an obligation are not made on the date due even if the  applicable  grace  period has not  expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.  The "D"
     rating  also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
     (+) or minus (-) sign to show  relative  standing  within the major  rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its  obligation to purchase  tendered  bonds if the  long-term  credit  rating of the  issuer is below an  investment-grade level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating,  however,  while addressing credit quality subsequent to completion of the project,  makes no comment on the likelihood of or the risk of  default  upon  failure of such  completion.  The  investor  should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent  upon Standard & Poor's receipt of
     an  executed  copy  of  the  escrow  agreement  or  closing   documentation
     confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that  Standard & Poor's  believes may  experience  high  volatility or high variability in expected returns as a result of noncredit risks. Examples of such  obligations  are securities with principal or interest return indexed to equities,  commodities,  or currencies;  certain swaps and options;  and interest-only and principal-only mortgage securities. The absence of an `r'
     symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

   N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings  measure the  creditworthiness  of the obligor but do not take into account currency exchange and related uncertainties.

   Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
     Currency,  bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly  known as  investment-grade  ratings)  generally  are  regarded as eligible for bank  investment.  Also, the laws of various states  governing legal investments  impose certain rating or other standards for obligations eligible  for  investment  by savings  banks,  trust  companies,  insurance companies, and fiduciaries in general

     SHORT-TERM ISSUE CREDIT RATINGS  Short-term  ratings are generally assigned to those obligations  considered  short-term in the relevant market. In the
     U.S., for example,  that means  obligations with an original maturity of no more than 365 days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by  Standard  &  Poor's.  The  obligor's  capacity  to meet  its  financial commitment  on the  obligation  is strong.  Within this  category,  certain obligations  are  designated  with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than  obligations  in higher  rating  categories.  However,  the  obligor's
     capacity  to  meet  its   financial   commitment   on  the   obligation  is
     satisfactory.

     A-3: A  short-term  obligation  rated "A-3"  exhibits  adequate  protection parameters.  However, adverse economic conditions or changing circumstances are more  likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment
     and  is  dependent  upon  favorable  business,   financial,   and  economic
     conditions  for  the  obligor  to  meet  its  financial  commitment  on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category is used when  payments on an  obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &
     Poor's  believes  that such payments will be made during such grace period.
     The "D" rating also will be used upon the filing of a  bankruptcy  petition or the  taking  of a  similar  action  if  payments  on an  obligation  are jeopardized.

     NOTES: A Standard & Poor's note rating  reflects the liquidity  factors and market access risks unique to notes.  Notes due in three years or less will likely receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that  assessment:  o Amortization  schedule-the  larger the final maturity relative to other  maturities,  the more likely it will be treated as a note; and o Source of  payment-the  more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

     Fitch,  Inc.  International  credit  ratings  assess the  capacity  to meet foreign currency or local currency commitments. Both "foreign currency" and
     "local currency" ratings are internationally  comparable  assessments.  The local  currency  rating  measures  the  probability  of payment  within the relevant sovereign state's currency and jurisdiction and therefore,  unlike the foreign  currency  rating,  does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

     INTERNATIONAL  LONG-TERM CREDIT RATINGS The following ratings scale applies to foreign currency and local currency ratings.

   Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk.  They are assigned  only in the case of  exceptionally  strong capacity for timely  payment of  financial  commitments.  This  capacity is highly unlikely to be adversely  affected by foreseeable  events.  AA: Very
     High Credit  Quality.  "AA" ratings denote a very low expectation of credit risk.  They indicate a very strong capacity for timely payment of financial commitments.  This capacity is not significantly  vulnerable to foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit
     risk.  The  capacity  for  timely  payment  of  financial   commitments  is
     considered strong. This capacity may,  nevertheless,  be more vulnerable to changes in  circumstances  or in economic  conditions  than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit  risk.  The  capacity  for  timely  payment  of financial  commitments  is  considered  adequate,  but  adverse  changes in circumstances  and in  economic  conditions  are more likely to impair this capacity. This is the lowest investment-grade category.

   Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit  risk  developing,  particularly  as the result of adverse  economic change  over time.  However,  business  or  financial  alternatives  may be available to allow  financial  commitments to be met.  Securities  rated in this category are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting financial  commitments is solely reliant upon sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are based on their  prospects  for  achieving  partial  or full  recovery  in a reorganization  or  liquidation  of the obligor.  While  expected  recovery values are highly  speculative  and cannot be estimated with any precision, the  following  serve as general  guidelines.  "DDD"  obligations  have the highest potential for recovery,  around 90%-100% of outstanding amounts and accrued  interest.  "DD"  indicates  potential  recoveries  in the range of
     50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities rated "DDD" have the highest prospect for resumption
     of   performance   or  continued   operation   with  or  without  a  formal
     reorganization   process.   Entities  rated  "DD"  and  "D"  are  generally
     undergoing a formal reorganization or liquidation process; those rated "DD"
     are likely to satisfy a higher  portion of their  outstanding  obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     Plus (+) and minus (-) signs may be appended  to a rating  symbol to denote relative  status within the major rating  categories.  Plus and minus signs are not added to the "AAA"  category or to  categories  below "CCC," nor to short-term ratings other than "F1" (see below).

     INTERNATIONAL SHORT-TERM CREDIT RATINGS The following ratings scale applies to foreign currency and local currency  ratings.  A short-term rating has a time  horizon of less than 12 months for most  obligations,  or up to three years for U.S. public finance securities,  and thus places greater emphasis on the  liquidity  necessary  to meet  financial  commitments  in a  timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial  commitments.  May have an added "+" to denote any  exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
     commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
     commitments,  plus  vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial  commitments  is  solely  reliant  upon  a  sustained,  favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

                  Appendix B

                       Industry Classifications

Aerospace & Defense                     Household Products
Air Freight & Couriers                  Industrial Conglomerates
Airlines                                Insurance
Auto Components                         Internet & Catalog Retail
Automobiles                             Internet Software & Services
Beverages                               IT Services
Biotechnology                           Leisure Equipment & Products
Building Products                       Machinery
Chemicals                               Marine
Consumer Finance                        Media
Commercial Banks                        Metals & Mining
Commercial Services & Supplies          Multiline Retail
Communications Equipment                Multi-Utilities
Computers & Peripherals                 Office Electronics
Construction & Engineering              Oil & Gas
Construction Materials                  Paper & Forest Products
Containers & Packaging                  Personal Products
Distributors                            Pharmaceuticals
Diversified Financial Services          Real Estate
Diversified Telecommunication           Road & Rail
Services
Electric Utilities                      Semiconductors and Semiconductor
                                        Equipment
Electrical Equipment                    Software
Electronic Equipment & Instruments      Specialty Retail
Energy Equipment & Services             Textiles, Apparel & Luxury Goods
Food & Staples Retailing                Thrifts & Mortgage Finance
Food Products                           Tobacco
Gas Utilities                           Trading Companies & Distributors
Health Care Equipment & Supplies        Transportation Infrastructure
Health Care Providers & Services        Water Utilities
Hotels Restaurants & Leisure            Wireless Telecommunication Services
Household Durables

                                  Appendix C
                                  ----------

        OppenheimerFunds Special Sales Charge Arrangements and Waivers
        --------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

          II. Waivers of Class A Sales Charges of Oppenheimer Funds

------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|_|   Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

 III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|   Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

 IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds

-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual

                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

 VI. Special Reduced Sales Charge for Former Shareholders of Advance America

                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

   VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

(1) In  accordance  with Rule 12b-1 of the  Investment  Company  Act, the term
"Independent  Trustees/Directors"  in this Statement of Additional Information refers to those Trustees who are not "interested  persons" of the Fund and who do not have any direct or indirect  financial interest in the operation of the distribution plan or any agreement under the plan.

(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.

(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.

(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Real Estate Fund

Internet Website
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank

      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm

      --------------

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

(OppenheimerFunds logo)

PX0590.001.0605

                         OPPENHEIMER REAL ESTATE FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits
-------------------

(a)   (i) Declaration of Trust dated November 27, 2001: Previously filed with
Registrant's Initial Registration Statement on12/05/01 and incorporated herein by reference.

      (ii) Amendment No. 1 to the Declaration of Trust dated September 26,
2002: Previously filed with Registrant's Post-Effective Amendment No. 7 on
6/28/04 and incorporated herein by reference.

(b)   By-Laws dated November 27, 2001: Previously filed with Registrant's
Initial Registration Statement on12/05/01 and incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (iv) Specimen Class N Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (v) Specimen Class Y Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated January 1,
2005: Filed herewith.

(i) General Distributor's Agreement dated February 12,  2002: Previously filed with Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076) on 10/26/01 and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076) on 10/26/01 and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076) on 10/26/01 and
incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076) on 10/26/01 and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076)
on 10/26/01 and incorporated herein by reference.

(f)   Not applicable.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003 as amended
June 9, 2005, between Registrant and Citibank, N.A.: Previously filed with the Initial Registration Statement of Oppenheimer International Diversified
Fund (Reg. No. 333-125805) on 6/14/05 and incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014) on 8/5/03 and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated March 5, 2002: Previously filed with Registrant's Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: To be filed by
Post-Effective Amendment.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant's Post-Effective Amendment No. 3 on 3/6/02 and
incorporated herein by reference.

(m)   (i) Amended and Restated Service Plan and Agreement for Class A shares dated June 2, 2004: Filed herewith.

(ii) Form of  Distribution  and Service Plan and  Agreement for Class B shares
      dated   February 12,    2002:   Previously   filed   with   Registrant's
      Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

      (iii) Form of Amended and Restated Distribution and Service Plan and
Agreement for Class C shares dated June 2, 2004: Previously filed with
Registrant's Post-Effective Amendment No. 7 on 6/28/04 and incorporated herein by reference.

      (iv) Form of Distribution and Service Plan and Agreement for Class N
shares dated February 12, 2002: Previously filed with Registrant's
Post-Effective Amendment No. 3 on 3/6/02 and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
6/09/05: Previously filed with the Initial Registration Statement of
Oppenheimer International Diversified Fund (Reg. No. 333-125805) on 6/14/05
and incorporated herein by reference.

(o)   Powers of Attorney for all Trustees and Principal Officers: Previously
filed with the Initial Registration Statement of Oppenheimer International
Diversified Fund (Reg. No. 333-125805) on 6/14/05 and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
February 1, 2005 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of  Oppenheimer
Dividend Growth Fund (Reg. No. 333-122902), 2/18/05, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emeline S. Adwers,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carl Algermissen,              Formerly  Associate  Counsel and Legal Compliance
Vice President & Associate     Officer at Great  West-Life  & Annuity  Insurance
Counsel                        Co.  (February  2004-October  2004);   previously
                               with   INVESCO    Funds   Group,    Inc.    (June
                               1993-December  2003),  most  recently  as  Senior
                               Staff Attorney.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Beck Apostolopoulos,    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds  Legacy Program;  (since January
                               2005)   of    Trinity    Investment    Management
                               Corporation.  Secretary  (since  June  2003)  of:
                               HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,  Inc. and OFI Institutional
                               Asset  Management,   Inc.   Assistant   Secretary
                               (since December 2001) of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Baldwin,               Formerly   Managing  Director  at  Deutsche  Bank
Executive Vice President       (March 2001 - March 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd Becerra,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bertucci                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly Vice President and Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Castro,                  None
Assistant Vie President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

May Chen,                      Formerly  Assistant  Vice President of Enterprise
Assistant Vie President        Services at MassMutual  Financial Group (May 2002
                               - April 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Chaffee,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Chibnik,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald James Concepcion,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Corbett,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Dvorak,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior Vice President and
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of

                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Heathwood,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.;   Senior  Vice  President  of  OFI  Private
                               Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,

                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,

                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dimitrios Kourkoulakos,        None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Kunz,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey P. Lagarce,            President  and  Chief  Marketing  Officer  of OFI
Senior Vice President          Institutional   Asset  Management,   Inc.  as  of
                               January    2005.    Formerly    Executive    Vice
                               President-Head  of Fidelity  Tax-Exempt  Services
                               Business   at   Fidelity    Investments   (August
                               1996-January 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gayle Leavitt,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Vice President & Assistant     (September 1998-January 2004).
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie A. Libby,                Formerly   Executive  Vice  President  and  Chief
Senior Vice President          Operating Officer at Fred Alger Management,  Inc.
                               (July 1996 - February 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Lucaccini,              Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President       Global Asset  Management  (November  2001 - April
                               2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional Asset Management,  Inc., Centennial
                               Asset  Management  Corporation,  Oppenheimer Real
                               Asset  Management,  Inc.  and Trinity  Investment
                               Management Corporation.  Formerly an Associate at
                               Sidley  Austin Brown and Wood LLP (1995 - October
                               2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;   Chairman,   Chief  Executive  Officer,
                               Senior  Managing  Director  and  Director  of OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management Corporation;  Chairman,  President and
                               Director   of   Trinity   Investment   Management
                               Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Medev,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucienne Mercogliano,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Meshnick,                Formerly  Financial  Analyst  at Wall  Street  On
Assistant Vice President       Demand (April 2003 - May 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Partnership   Holdings,   Inc.  and
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               Institutional  Asset  Management,  Inc.,  Trinity
                               Investment   Management   Corporation,    Tremont
                               Capital  Management,   Inc.,   HarbourView  Asset
                               Management    Corporation    and   OFI    Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Murphy,                Formerly  (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004)  prior to which  he was an  Assistant  Vice
                               President,   Director   of  Trust   Services   at
                               Cambridge Trust Company (October 2002-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert H. Pemble,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nicolas Pisciotti,             Formerly  Assistant  Vice President at ING (April
Assistant Vice President       2002 - May 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Pizzorusso,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey Portnoy,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Preuss,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Corry E. Read,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 2002-February 2005).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi W. Schadt,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             Director of Financial  Reporting  and  Compliance
Assistant Vice President       at First Data Corporation (April 2003-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.; Chief Financial
                               Officer   of   HarbourView    Asset    Management
                               Corporation,  Oppenheimer  Partnership  Holdings,
                               Inc.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder     Financial     Services,     Inc.,
                               OppenheimerFunds   Legacy  Program,  OFI  Private
                               Investments,  Inc.,  OFI  Trust  Company  and OFI
                               Institutional  Asset  Management,  Inc.  Formerly
                               (until    March   2004)   Vice    President    of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President and Assistant   Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Weiner,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice President & Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds
                               (Asia) Limited;  Senior Vice President  (Managing
                               Director of the  International  Division)  of OFI
                               Institutional Asset Management, Inc..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June

Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice

                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant Secretary of  OppenheimerFunds  plc and
                               OppenheimerFunds  International  Ltd.;  Secretary
                               and General  Counsel of  Oppenheimer  Acquisition
                               Corp.;   Director  of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-

    Cap Core Trust)

Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)

     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust

Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio

Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbhul(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rocco Benedetto(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
10407 Cromdale Manor Ct.

Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Botwinick(2)         Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan C. Drier                   Vice President            None
3307 Park Ridge Lane NE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen(2)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey(1)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deanna Farrugia(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric P. Fishel                  Vice President            None
725 Boston Poast Rd.
Sudbury, MA 01776

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kahle Greenfield(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
178 Canterbury Turn
Lancaster, PA 17601

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin J. Healy(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue

Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Heske                   Vice President            None
4146 22nd Street
San Francisco, CA 94114

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shonda Rae Jaquez(2)            Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SW

Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clint Modler(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser((1))               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
3914 Easton Sq. Pl.
Columbus, OH 43219

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Park(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Pizza(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine M. Puleo-Carter(2)       Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nicole Robbins(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502

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Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
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William Sheluck(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryant Smith                    Vice President            None

---------------------------------------------------------------------------------
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Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Spensley                   Vice President            None
2000 Rhettsbury Street
Carmel, IN 46032

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Alfred St. John(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
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John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
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Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane

Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
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Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
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David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
2592 S. Belvoir Blvd.
University Heights, OH 44118

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
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Mark Vandehey(1)                Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer

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Vincent Vermete(2)              Assistant Vice President  None

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---------------------------------------------------------------------------------

Elaine Villas(2)                Assistant Vice President  None

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Rachel Walkey(2)                Assistant Vice President  None

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Cynthia Walloga(2)              Vice President            None

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Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
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Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
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Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
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Chris Werner(1)                 Vice President            None

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---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
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Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
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Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
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John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
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Jill Zachman(2)                 Vice President            None

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Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
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Steven Zito(1)                  Vice President            None

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(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of June, 2005.

                              Oppenheimer Real Estate Fund

                              By:  /s/ John V. Murphy

                        --------------------------------------------------
                          John V. Murphy, President, Principal
                              Executive Officer, & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                        Date
----------                    -----                        ----

/s/ Peter I. Wold*

-------------------           Chairman of the Board        June 23, 2005
Peter I. Wold

/s/ John V. Murphy *          President, Principal
-----------------------       Executive Officer,           June 23, 2005
John V. Murphy                & Trustee

/s/ Brian W. Wixted*          Treasurer and Principal
-----------------------       Financial & Accounting       June 23, 2005
Brian W. Wixted               Officer

/s/ Ronald J. Abdow*
------------------------      Trustee                      June 23, 2005
Ronald J. Abdow

/s/ Eustis Walcott*
---------------------         Trustee                      June 23, 2005
Eustis Walcott

/s/ Joseph M. Wikler*
------------------------      Trustee                      June 23, 2005
Joseph M. Wikler

*By:  /s/ Mitchell J. Lindauer
        ----------------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                         Oppenheimer Real Estate Fund

                        Post-Effective Amendment No. 8

                     Registration Statement No. 333-74582

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

23(d)             Amended and Restated Investment Advisory Agreement

23(m)(i)          Amended and Restated Service Plan and Agreement for Class A
shares